TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Investments — 107.1% of net assets

Common Stocks — 66.7%

US Common Stocks — 34.0%

Aerospace & Defense — 0.5%
AeroVironment, Inc. (a) (b)	3,958	$362,790
Axon Enterprise, Inc. (a)	10,591	2,381,387
General Dynamics Corp. (b)	2,691	614,113
Howmet Aerospace, Inc. (b)	3,086	130,754
Huntington Ingalls Industries, Inc.	2,063	427,082
Raytheon Technologies Corp. (b)	6,545	640,952
Textron, Inc. (b)	6,659	470,325
TransDigm Group, Inc. (b)	1,401	1,032,607
		6,060,010
Air Freight & Logistics — 0.1%
FedEx Corp. (b)	3,065	700,322
GXO Logistics, Inc. (a)	13,574	684,944
		1,385,266
Automobile Components — 0.1%
Adient plc (a) (b)	8,826	361,513
Dorman Products, Inc. (a) (b)	3,350	288,971
Goodyear Tire & Rubber Co. (The) (a)	88,421	974,400
Lear Corp. (b)	1,435	200,168
		1,825,052
Automobiles — 0.4%
Ford Motor Co.	15,541	195,816
General Motors Co.	56,891	2,086,762
Tesla, Inc. (a) (b)	11,519	2,389,732
Thor Industries, Inc. (b)	2,609	207,781
		4,880,091
Banks — 0.3%
Bancorp, Inc. (The) (a)	19,823	552,070
Citigroup, Inc. (b)	50,076	2,348,064
First Horizon Corp.	12,328	219,192
Fulton Financial Corp.	2,098	28,994
Live Oak Bancshares, Inc.	28,664	698,542
PacWest Bancorp	1,283	12,484
Wintrust Financial Corp.	3,835	279,763
		4,139,109

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Beverages — 0.8%
Brown-Forman Corp., Class B	66,090	$4,247,604
Coca-Cola Consolidated, Inc. (b)	1,653	884,487
MGP Ingredients, Inc.	434	41,977
PepsiCo, Inc.	25,857	4,713,731
		9,887,799
Biotechnology — 0.3%
Biogen, Inc. (a) (b)	2,148	597,208
BioMarin Pharmaceutical, Inc. (a)	1,944	189,035
Exelixis, Inc. (a)	3,081	59,802
Gilead Sciences, Inc. (b)	11,913	988,422
Halozyme Therapeutics, Inc. (a)	6,855	261,792
Horizon Therapeutics plc (a)	747	81,528
Incyte Corp. (a)	7,866	568,476
IVERIC bio, Inc. (a)	6,483	157,731
Mirum Pharmaceuticals, Inc. (a)	7,445	178,829
Moderna, Inc. (a) (b)	3,123	479,630
Prometheus Biosciences, Inc. (a)	3,275	351,473
Regeneron Pharmaceuticals, Inc. (a) (b)	318	261,291
		4,175,217
Broadline Retail — 1.7%
Amazon.com, Inc. (a) (b)	202,593	20,925,831
eBay, Inc. (b)	2,370	105,157
Macy's, Inc. (b)	55,265	966,585
Nordstrom, Inc. (b)	3,339	54,325
		22,051,898
Building Products — 0.3%
Advanced Drainage Systems, Inc. (b)	5,414	455,913
Armstrong World Industries, Inc. (b)	4,999	356,129
AZEK Co., Inc. (The) (a) (b)	10,185	239,755
Builders FirstSource, Inc. (a) (b)	12,598	1,118,450
Masco Corp. (b)	2,986	148,464
Owens Corning	9,982	956,276
Zurn Elkay Water Solutions Corp. (b)	11,731	250,574
		3,525,561
Capital Markets — 0.5%
Affiliated Managers Group, Inc.	1,053	149,968
Ameriprise Financial, Inc. (b)	924	283,206
Bank of New York Mellon Corp. (The)	8,124	369,155
BGC Partners, Inc., Class A	21,937	114,730
BlackRock, Inc. (b)	1,671	1,118,099
Blackstone, Inc. (b)	22,554	1,981,143
Charles Schwab Corp. (The) (b)	12,876	674,445

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Hamilton Lane, Inc., Class A	1,210	$89,516
Interactive Brokers Group, Inc., Class A (b)	3,050	251,808
Intercontinental Exchange, Inc. (b)	4,058	423,209
Invesco, Ltd.	10,682	175,185
Jefferies Financial Group, Inc.	5,675	180,124
Moelis & Co., Class A	10,954	421,072
State Street Corp.	1,651	124,964
Stifel Financial Corp.	1,228	72,563
Virtu Financial, Inc., Class A	23,611	446,248
		6,875,435
Chemicals — 0.6%
Ashland, Inc.	741	76,108
Avient Corp. (b)	8,662	356,528
Axalta Coating Systems, Ltd. (a) (b)	7,272	220,269
Celanese Corp. (b)	2,467	268,632
CF Industries Holdings, Inc.	21,529	1,560,637
Chemours Co. (The)	17,177	514,279
Dow, Inc. (b)	8,030	440,205
Eastman Chemical Co.	3,833	323,275
Ecolab, Inc. (b)	2,116	350,261
Huntsman Corp.	11,285	308,758
Ingevity Corp. (a)	4,746	339,434
International Flavors & Fragrances, Inc. (b)	1,080	99,317
LyondellBasell Industries NV, Class A	12,695	1,191,933
Mosaic Co. (The)	32,217	1,478,116
Sherwin-Williams Co. (The) (b)	3,660	822,658
Stepan Co.	1,887	194,418
		8,544,828
Commercial Services & Supplies — 0.1%
Brink's Co. (The)	4,242	283,365
GEO Group, Inc. (The) (a)	121,891	961,720
Tetra Tech, Inc. (b)	1,781	261,647
		1,506,732
Communications Equipment — 0.4%
Arista Networks, Inc. (a) (b)	886	148,724
Ciena Corp. (a) (b)	4,536	238,231
Cisco Systems, Inc. (b)	38,391	2,006,890
CommScope Holding Co., Inc. (a)	22,277	141,904
Harmonic, Inc. (a)	121,731	1,776,055
Juniper Networks, Inc. (b)	15,722	541,151
Lumentum Holdings, Inc. (a)	14,649	791,193
		5,644,148
Construction & Engineering — 0.1%
EMCOR Group, Inc.	2,321	377,371

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

MDU Resources Group, Inc. (b)	6,372	$194,219
WillScot Mobile Mini Holdings Corp. (a)	4,197	196,755
		768,345
Construction Materials — 0.0%
Eagle Materials, Inc.	1,312	192,536

Consumer Finance — 0.3%
Ally Financial, Inc.	22,296	568,325
American Express Co. (b)	6,274	1,034,896
Bread Financial Holdings, Inc.	1,848	56,031
Capital One Financial Corp.	2,519	242,227
Discover Financial Services	2,958	292,369
Navient Corp.	92,120	1,472,999
Synchrony Financial	20,507	596,344
		4,263,191
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc., Class A	561	11,658
Andersons, Inc. (The) (b)	5,952	245,937
BJ's Wholesale Club Holdings, Inc. (a) (b)	1,563	118,897
Dollar General Corp. (b)	1,949	410,186
Kroger Co. (The) (b)	22,669	1,119,168
Performance Food Group Co. (a) (b)	6,714	405,123
		2,310,969
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	153,798	627,496
Avery Dennison Corp. (b)	941	168,373
Berry Global Group, Inc. (b)	3,391	199,730
International Paper Co.	5,778	208,355
Westrock Co.	25,145	766,168
		1,970,122
Diversified Consumer Services — 0.1%
Carriage Services, Inc.	15,362	468,848
European Wax Center, Inc., Class A	27,282	518,358
Rover Group, Inc. (a)	26,634	120,652
		1,107,858
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	10,556	199,614

Diversified Telecommunication Services — 0.2%
Anterix, Inc. (a)	1,446	47,776
AT&T, Inc. (b)	70,541	1,357,914

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Liberty Latin America, Ltd., Class C (a)	26,606	$219,766
Lumen Technologies, Inc.	3,621	9,596
Verizon Communications, Inc. (b)	31,024	1,206,523
		2,841,575
Electric Utilities — 0.1%
NRG Energy, Inc. (b)	54,473	1,867,879

Electrical Equipment — 0.2%
EnerSys (b)	2,918	253,516
Enovix Corp. (a)	38,807	578,612
Generac Holdings, Inc. (a)	2,816	304,156
Regal Rexnord Corp. (b)	6,236	877,592
Vertiv Holdings Co. (b)	56,935	814,740
Vicor Corp. (a)	2,721	127,724
		2,956,340
Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc. (a) (b)	10,728	1,339,605
Avnet, Inc.	3,288	148,618
Belden, Inc.	2,787	241,828
Flex, Ltd. (a) (b)	13,998	322,094
IPG Photonics Corp. (a)	1,415	174,484
Itron, Inc. (a)	4,534	251,410
Keysight Technologies, Inc. (a) (b)	1,173	189,416
Napco Security Technologies, Inc. (a)	11,956	449,306
PAR Technology Corp. (a)	18,919	642,489
ScanSource, Inc. (a)	5,764	175,456
TD SYNNEX Corp. (b)	2,083	201,614
Vishay Intertechnology, Inc.	37,440	846,893
Vontier Corp.	46,165	1,262,151
		6,245,364
Energy Equipment & Services — 0.4%
Baker Hughes Co.	15,559	449,033
Cactus, Inc., Class A	1,908	78,667
ChampionX Corp.	3,558	96,529
Dril-Quip, Inc. (a)	2,931	84,090
Halliburton Co.	28,889	914,048
Helix Energy Solutions Group, Inc. (a)	16,671	129,034
Schlumberger NV	10,675	524,142
Select Energy Services, Inc., Class A	87,987	612,390
Solaris Oilfield Infrastructure, Inc., Class A	44,504	380,064
Tidewater, Inc. (a)	16,855	742,968
Transocean, Ltd. (a)	163,246	1,038,245
Valaris, Ltd. (a)	3,406	221,594
		5,270,804

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Entertainment — 0.6%
Activision Blizzard, Inc. (b)	7,665	$656,047
Netflix, Inc. (a) (b)	8,007	2,766,258
ROBLOX Corp., Class A (a) (b)	13,432	604,171
Take-Two Interactive Software, Inc. (a)	13,840	1,651,112
Vivid Seats, Inc., Class A (a)	8,315	63,444
Walt Disney Co. (The) (a) (b)	13,445	1,346,248
Warner Music Group Corp., Class A	26,943	899,088
		7,986,368
Financial Services — 2.1%
Apollo Global Management, Inc. (b)	6,631	418,814
Artemis Strategic Inv Corp. (a) (c) (d) (e)	7,600	62,867
Berkshire Hathaway, Inc., Class B (a) (b)	9,578	2,957,399
Fidelity National Information Services, Inc.	34,616	1,880,687
Fiserv, Inc. (a) (b)	45,624	5,156,881
FleetCor Technologies, Inc. (a)	1,978	417,061
Global Payments, Inc. (b)	5,317	559,561
International Money Express, Inc. (a)	19,508	502,916
Jack Henry & Associates, Inc.	1,907	287,423
Marqeta, Inc., Class A (a)	88,339	403,709
Mastercard, Inc., Class A (b)	15,646	5,685,913
PayPal Holdings, Inc. (a) (b)	19,513	1,481,817
Repay Holdings Corp. (a)	148,102	973,030
Swiftmerge Acquisition Corp. (a) (c) (d) (e)	6,943	57,266
Visa, Inc., Class A (b)	26,315	5,932,980
Western Union Co. (The)	40,230	448,565
WEX, Inc. (a)	3,952	726,733
		27,953,622
Food Products — 0.6%
Darling Ingredients, Inc. (a) (b)	22,635	1,321,884
McCormick & Co., Inc.	58,387	4,858,382
Seaboard Corp. (b)	11	41,470
Tyson Foods, Inc., Class A (b)	22,258	1,320,345
		7,542,081
Ground Transportation — 0.2%
Landstar System, Inc.	647	115,981
Norfolk Southern Corp. (b)	2,206	467,672
Ryder System, Inc.	172	15,349
Schneider National, Inc., Class B	8,312	222,346
Uber Technologies, Inc. (a) (b)	55,167	1,748,794
Union Pacific Corp. (b)	2,220	446,797
XPO, Inc. (a)	2,446	78,028
		3,094,967

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories (b)	2,718	$275,225
Align Technology, Inc. (a) (b)	1,467	490,183
Becton Dickinson and Co.	1,626	402,500
Edwards Lifesciences Corp. (a)	4,010	331,747
Envista Holdings Corp. (a)	2,387	97,581
GE HealthCare Technologies, Inc. (a)	5,854	480,204
IDEXX Laboratories, Inc. (a)	7,751	3,876,120
Inspire Medical Systems, Inc. (a)	236	55,240
Masimo Corp. (a)	3,178	586,468
Paragon 28, Inc. (a)	5,130	87,569
QuidelOrtho Corp. (a) (b)	5,219	464,961
Shockwave Medical, Inc. (a)	299	64,832
Stryker Corp.	18,404	5,253,790
		12,466,420
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	1,947	311,734
Cardinal Health, Inc. (b)	9,348	705,774
Centene Corp. (a) (b)	6,677	422,053
Cigna Group (The) (b)	10,288	2,628,893
CVS Health Corp. (b)	38,195	2,838,270
DaVita, Inc. (a) (b)	286	23,197
Elevance Health, Inc. (b)	748	343,938
Encompass Health Corp.	926	50,097
Enhabit, Inc. (a) (b)	49,381	686,890
HCA Healthcare, Inc.	1,502	396,047
HealthEquity, Inc. (a)	1,565	91,881
Humana, Inc. (b)	226	109,714
Laboratory Corp. of America Holdings (b)	1,210	277,598
Oak Street Health, Inc. (a) (b)	1,620	62,662
Option Care Health, Inc. (a) (b)	4,164	132,290
Patterson Cos., Inc. (b)	456	12,207
Quest Diagnostics, Inc. (b)	246	34,804
R1 RCM, Inc. (a)	112,127	1,681,905
Tenet Healthcare Corp. (a) (b)	18,009	1,070,095
UnitedHealth Group, Inc. (b)	2,164	1,022,685
Universal Health Services, Inc., Class B (b)	2,326	295,635
US Physical Therapy, Inc.	6,312	618,008
		13,816,377
Health Care REITs — 0.0%
Medical Properties Trust, Inc. (b)	32,003	263,065

Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. (b)	28,965	358,007

Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class A (a) (b)	4,793	596,249

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Aramark	12,527	$448,467
Booking Holdings, Inc. (a) (b)	2,719	7,211,903
Chipotle Mexican Grill, Inc. (a) (b)	223	380,949
El Pollo Loco Holdings, Inc.	20,899	200,421
Expedia Group, Inc. (a) (b)	19,901	1,930,994
Las Vegas Sands Corp. (a)	15,852	910,697
Marriott International, Inc., Class A (b)	143	23,744
Marriott Vacations Worldwide Corp.	336	45,313
Planet Fitness, Inc., Class A (a)	2,040	158,447
Royal Caribbean Cruises, Ltd. (a) (b)	283	18,480
Sabre Corp. (a) (f)	43,794	187,876
Starbucks Corp. (b)	5,667	590,105
Sweetgreen, Inc., Class A (a)	50,762	397,974
Texas Roadhouse, Inc.	283	30,581
Travel + Leisure Co.	19,692	771,926
Wynn Resorts, Ltd. (a)	859	96,131
		14,000,257
Household Durables — 0.4%
GoPro, Inc., Class A (a) (b)	50,426	253,643
KB Home	10,708	430,247
NVR, Inc. (a) (b)	49	273,037
PulteGroup, Inc. (b)	8,092	471,602
Sonos, Inc. (a) (b)	40,196	788,646
Taylor Morrison Home Corp. (a) (b)	19,495	745,879
Tempur Sealy International, Inc. (b)	9,596	378,946
Toll Brothers, Inc. (b)	29,481	1,769,744
Whirlpool Corp. (b)	1,451	191,561
		5,303,305
Household Products — 0.5%
Church & Dwight Co., Inc.	58,096	5,136,267
Colgate-Palmolive Co. (b)	3,912	293,987
Procter & Gamble Co. (The)	7,038	1,046,480
		6,476,734
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	18,576	447,310
Altus Power, Inc. (a)	207,676	1,138,065
		1,585,375
Industrial Conglomerates — 0.1%
3M Co. (b)	5,102	536,271
General Electric Co. (b)	8,137	777,897
		1,314,168

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Industrial REITs — 0.0%
Prologis, Inc. (b)	4,331	$540,379

Insurance — 0.5%
American International Group, Inc. (b)	44,280	2,229,941
Arthur J Gallagher & Co. (b)	1,871	357,941
Assurant, Inc. (b)	1,559	187,189
CNO Financial Group, Inc.	19,325	428,822
Fidelity National Financial, Inc.	6,458	225,578
Hartford Financial Services Group, Inc. (The)	2,343	163,284
Lincoln National Corp.	8,134	182,771
Primerica, Inc. (b)	1,601	275,756
ProAssurance Corp. (b)	6,918	127,844
Reinsurance Group of America, Inc.	1,872	248,527
Unum Group	39,013	1,543,354
		5,971,007
Interactive Media & Services — 2.3%
Alphabet, Inc., Class A (a) (b)	149,417	15,499,025
Alphabet, Inc., Class C (a) (b)	17,600	1,830,400
IAC, Inc. (a)	22,030	1,136,748
Meta Platforms, Inc., Class A (a) (b)	55,735	11,812,476
Pinterest, Inc., Class A (a)	8,559	233,404
Ziff Davis, Inc. (a)	2,520	196,686
		30,708,739
IT Services — 0.7%
Amdocs, Ltd. (b)	9,969	957,323
BigCommerce Holdings, Inc. (a)	25,913	231,662
Cloudflare, Inc., Class A (a)	99,726	6,149,105
Cognizant Technology Solutions Corp., Class A (b)	4,519	275,343
DXC Technology Co. (a)	33,159	847,544
GoDaddy, Inc., Class A (a) (b)	169	13,135
Grid Dynamics Holdings, Inc. (a)	18,342	210,199
Kyndryl Holdings, Inc. (a)	42,352	625,116
Okta, Inc. (a)	910	78,478
Twilio, Inc., Class A (a) (b)	870	57,968
		9,445,873
Leisure Products — 0.1%
Malibu Boats, Inc., Class A (a) (b)	11,073	625,071
Polaris, Inc. (b)	248	27,436
		652,507
Life Sciences Tools & Services — 1.4%
Avantor, Inc. (a)	8,082	170,853
Bio-Rad Laboratories, Inc., Class A (a)	631	302,262

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Illumina, Inc. (a)	5,159	$1,199,725
Maravai LifeSciences Holdings, Inc., Class A (a)	11,365	159,224
Mettler-Toledo International, Inc. (a)	2,881	4,408,535
Sotera Health Co. (a)	1,464	26,220
Syneos Health, Inc. (a)	36,784	1,310,246
Thermo Fisher Scientific, Inc. (b)	9,397	5,416,149
Waters Corp. (a)	17,312	5,360,315
		18,353,529
Machinery — 0.5%
AGCO Corp. (b)	4,263	576,358
Allison Transmission Holdings, Inc.	48,677	2,202,147
Crane Holdings Co. (b)	2,290	259,915
Enerpac Tool Group Corp. (b)	10,575	269,663
Gates Industrial Corp. plc (a)	41,050	570,184
Kennametal, Inc.	9,428	260,024
Otis Worldwide Corp.	25,075	2,116,330
PACCAR, Inc. (b)	256	18,739
Terex Corp.	8,557	413,988
Xylem, Inc. (b)	1,953	204,479
		6,891,827
Marine Transportation — 0.0%
Kirby Corp. (a)	3,406	237,398

Media — 0.3%
Altice USA, Inc., Class A (a)	391,934	1,340,414
Charter Communications, Inc., Class A (a) (b)	360	128,740
Clear Channel Outdoor Holdings, Inc. (a)	71,145	85,374
Comcast Corp., Class A (b)	24,904	944,111
Integral Ad Science Holding Corp. (a)	69,597	993,149
		3,491,788
Metals & Mining — 0.4%
Cleveland-Cliffs, Inc. (a)	28,559	523,487
Haynes International, Inc.	1,092	54,698
Nucor Corp.	131	20,236
Perpetua Resources Corp. (a)	128,781	573,075
Reliance Steel & Aluminum Co.	2,520	646,985
Royal Gold, Inc.	13,726	1,780,399
Steel Dynamics, Inc.	3,438	388,700
United States Steel Corp.	51,869	1,353,781
		5,341,361
Mortgage Real Estate Investment — 0.0%
Dynex Capital, Inc.	27,222	329,931

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Office REITs — 0.2%
Douglas Emmett, Inc.	46,452	$572,753
Highwoods Properties, Inc. (b)	17,226	399,471
Hudson Pacific Properties, Inc.	39,845	264,969
Kilroy Realty Corp. (b)	20,937	678,359
Orion Office REIT, Inc.	5,701	38,197
Vornado Realty Trust	16,196	248,932
		2,202,681
Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Corp. (a)	14,548	335,913
APA Corp.	26,842	967,923
California Resources Corp.	7,783	299,646
Chesapeake Energy Corp.	6,400	486,656
Chevron Corp. (b)	1,475	240,661
ConocoPhillips (b)	1,517	150,502
Coterra Energy, Inc.	27,472	674,163
CVR Energy, Inc.	19,688	645,373
Delek US Holdings, Inc.	31,970	733,711
EOG Resources, Inc.	5,250	601,807
EQT Corp.	6,710	214,116
Exxon Mobil Corp. (b)	9,623	1,055,258
Marathon Oil Corp.	35,093	840,828
Marathon Petroleum Corp.	8,218	1,108,033
Matador Resources Co.	2,226	106,069
Murphy Oil Corp.	4,157	153,726
Occidental Petroleum Corp.	6,040	377,077
Ovintiv, Inc.	12,717	458,829
PBF Energy, Inc., Class A	24,608	1,067,003
PDC Energy, Inc.	14,002	898,648
Phillips 66	5,123	519,370
Pioneer Natural Resources Co.	888	181,365
Range Resources Corp.	92,778	2,455,834
Southwestern Energy Co. (a)	585,110	2,925,550
Texas Pacific Land Corp.	182	309,586
Valero Energy Corp.	5,849	816,520
		18,624,167
Passenger Airlines — 0.4%
Alaska Air Group, Inc. (a)	6,391	268,166
American Airlines Group, Inc. (a)	14,601	215,365
Delta Air Lines, Inc. (a)	30,920	1,079,726
JetBlue Airways Corp. (a)	26,587	193,553
SkyWest, Inc. (a)	95,333	2,113,533
Southwest Airlines Co. (b)	9,889	321,788
United Airlines Holdings, Inc. (a)	28,246	1,249,886
		5,442,017

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Personal Care Products — 0.4%
Coty, Inc., Class A (a) (b)	29,373	$354,238
Estee Lauder Cos., Inc.(The), Class A	18,764	4,624,576
		4,978,814
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co. (b)	11,330	785,282
Elanco Animal Health, Inc. (a)	21,407	201,226
Eli Lilly & Co. (b)	2,510	861,984
Intra-Cellular Therapies, Inc. (a)	3,420	185,193
Johnson & Johnson (b)	10,545	1,634,475
Pfizer, Inc. (b)	71,258	2,907,327
Viatris, Inc.	126,105	1,213,130
		7,788,617
Professional Services — 0.8%
Automatic Data Processing, Inc. (b)	28,101	6,256,126
Broadridge Financial Solutions, Inc. (b)	3,199	468,877
Concentrix Corp. (b)	1,490	181,109
Dun & Bradstreet Holdings, Inc.	93,200	1,094,168
Huron Consulting Group, Inc. (a)	2,273	182,681
KBR, Inc. (b)	3,593	197,795
ManpowerGroup, Inc. (b)	8,758	722,798
Paychex, Inc. (b)	1,744	199,845
SS&C Technologies Holdings, Inc. (b)	17,566	991,952
Verra Mobility Corp. (a)	25,632	433,693
		10,729,044
Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The) (a)	2,012	160,960
St. Joe Co. (The)	3,887	161,738
Zillow Group, Inc., Class C (a)	5,316	236,403
		559,101
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc. (a) (b)	5,970	585,120
Ambarella, Inc. (a)	12,434	962,640
Applied Materials, Inc. (b)	6,551	804,659
Broadcom, Inc. (b)	2,186	1,402,407
Impinj, Inc. (a)	1,210	163,979
Intel Corp. (b)	90,239	2,948,108
Lam Research Corp.	2,174	1,152,481
Marvell Technology, Inc.	7,530	326,049
Microchip Technology, Inc.	15,062	1,261,894
NVIDIA Corp. (b)	2,019	560,818
PDF Solutions, Inc. (a)	3,994	169,346
Qorvo, Inc. (a)	6,464	656,549

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

QUALCOMM, Inc. (b)	14,181	$1,809,212
Skyworks Solutions, Inc.	1,740	205,285
Synaptics, Inc. (a)	6,669	741,259
		13,749,806
Software — 3.9%
ACI Worldwide, Inc. (a)	5,017	135,359
Adobe, Inc. (a) (b)	8,992	3,465,247
AppLovin Corp., Class A (a)	54,073	851,650
Aspen Technology, Inc. (a) (b)	1,079	246,951
Autodesk, Inc. (a) (b)	1,294	269,359
Bentley Systems, Inc., Class B	1,819	78,199
Box, Inc., Class A (a)	48,604	1,302,101
Ceridian HCM Holding, Inc. (a)	733	53,670
Clearwater Analytics Holdings, Inc., Class A (a)	9,014	143,863
Crowdstrike Holdings, Inc., Class A (a)	35,922	4,930,654
Datadog, Inc., Class A (a)	96,114	6,983,643
DocuSign, Inc. (a)	9,033	526,624
Dropbox, Inc., Class A (a)	8,660	187,229
Elastic NV (a)	13,211	764,917
Fair Isaac Corp. (a)	1,459	1,025,225
Freshworks, Inc., Class A (a)	91,413	1,404,104
Gen Digital, Inc.	16,059	275,572
Microsoft Corp. (b)	49,037	14,137,367
N-Able, Inc. (a)	42,558	561,766
NCR Corp. (a)	22,866	539,409
New Relic, Inc. (a)	13,497	1,016,189
Olo, Inc., Class A (a)	54,450	444,312
Oracle Corp. (b)	7,808	725,519
Paylocity Holding Corp. (a)	1,509	299,959
Pegasystems, Inc.	9,346	453,094
PowerSchool Holdings, Inc., Class A (a)	9,619	190,649
RingCentral, Inc., Class A (a)	26,216	804,045
Roper Technologies, Inc.	596	262,651
Salesforce, Inc. (a) (b)	17,318	3,459,790
ServiceNow, Inc. (a) (b)	4,055	1,884,440
Smartsheet, Inc., Class A (a)	6,136	293,301
Teradata Corp. (a)	16,054	646,655
Varonis Systems, Inc. (a)	30,407	790,886
VMware, Inc., Class A (a) (b)	730	91,140
Workday, Inc., Class A (a) (b)	6,142	1,268,569
Zoom Video Communications, Inc., Class A (a) (b)	5,286	390,318
		50,904,426
Specialized REITs — 0.3%
American Tower Corp. (b)	10,845	2,216,067
EPR Properties (b)	5,321	202,730
Equinix, Inc.	817	589,090
Lamar Advertising Co., Class A (b)	1,434	143,242
National Storage Affiliates Trust	1,141	47,671
SBA Communications Corp.	539	140,717

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Uniti Group, Inc.	29,780	$105,719
		3,445,236
Specialty Retail — 0.6%
AutoNation, Inc. (a) (b)	9,253	1,243,233
Bath & Body Works, Inc. (b)	14,074	514,827
Best Buy Co., Inc. (b)	1,813	141,904
Burlington Stores, Inc. (a) (b)	2,405	486,051
Chico's FAS, Inc. (a)	220,648	1,213,564
Destination XL Group, Inc. (a)	123,646	681,289
Gap, Inc. (The) (b)	56,773	570,001
Home Depot, Inc. (The) (b)	4,119	1,215,599
Lithia Motors, Inc. (b)	1,144	261,896
Petco Health & Wellness Co., Inc. (a) (b)	5,285	47,565
Ross Stores, Inc. (b)	1,988	210,986
Sally Beauty Holdings, Inc. (a)	11,907	185,511
Sportsman's Warehouse Holdings, Inc. (a)	5,407	45,851
Victoria's Secret & Co. (a) (b)	3,621	123,657
Williams-Sonoma, Inc. (b)	4,242	516,082
		7,458,016
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc. (b)	55,914	9,220,219
Dell Technologies, Inc., Class C	1,073	43,145
Western Digital Corp. (a) (b)	16,440	619,295
Xerox Holdings Corp.	33,803	520,566
		10,403,225
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp. (a) (b)	859	386,164
NIKE, Inc., Class B (b)	40,946	5,021,617
PVH Corp.	5,597	499,029
Skechers USA, Inc., Class A (a) (b)	9,170	435,758
		6,342,568
Tobacco — 0.5%
Altria Group, Inc. (b)	2,104	93,881
Philip Morris International, Inc. (b)	66,117	6,429,878
		6,523,759
Trading Companies & Distributors — 0.1%
Air Lease Corp. (b)	12,718	500,708
Core & Main, Inc.Class A (a) (b)	6,980	161,238
GMS, Inc. (a) (b)	5,203	301,202
United Rentals, Inc. (b)	692	273,866

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Univar Solutions, Inc. (a) (b)	6,708	$234,981
		1,471,995
Water Utilities — 0.1%
American Water Works Co., Inc. (b)	1,816	266,026
Artesian Resources Corp., Class A	859	47,554
California Water Service Group	2,539	147,770
Essential Utilities, Inc. (b)	4,775	208,429
York Water Co. (The)	3,096	138,391
		808,170
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. (a) (b)	8,254	1,195,509
Total US Common Stocks (Cost $428,261,535)		447,247,979

Foreign Common Stocks — 32.7%

Australia — 0.4%
Mincor Resources NL (a)	174,700	164,074
Newcrest Mining, Ltd.	291,105	5,211,657
		5,375,731
Bermuda — 0.0%
Axis Capital Holdings, Ltd.	5,951	324,448
RenaissanceRe Holdings, Ltd.	511	102,374
		426,822
Brazil — 0.2%
Centrais Eletricas Brasileiras SA	261,102	1,714,424
MercadoLibre, Inc. (a)	251	330,833
		2,045,257
Cameroon, United Republic Of — 0.0%
Golar LNG, Ltd. (a)	11,292	243,907

Canada — 4.8%
ABC Technologies Holdings, Inc.	187,900	832,794
Algoma Steel Group, Inc.	30,770	248,622
Algonquin Power & Utilities Corp. (b)	62,700	526,095
Arena Minerals, Inc. (a)	837,900	390,586
Aris Mining Corp.	227,128	700,794
Artemis Gold, Inc. (a)	301,324	998,839
Atlas Salt, Inc. (a)	167,000	138,394
Bear Creek Mining Corp. (a) (f)	319,151	162,941
Brookfield Corp., Class A	28,878	941,134
Cameco Corp.	40,220	1,052,557

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Canadian Pacific Railway, Ltd. (b)	9,312	$716,465
Canfor Corp. (a) (b)	30,000	482,131
Celestica, Inc. (a) (b)	40,600	523,609
CES Energy Solutions Corp. (b)	145,600	288,722
Collective Mining, Ltd. (a)	16,400	50,359
Critical Elements Lithium Corp. (a)	113,200	213,585
Dundee Corp., Class A (a)	405,126	371,703
Dundee Precious Metals, Inc. (b)	74,100	540,604
Enerplus Corp. (b)	31,000	446,822
Equinox Gold Corp. (a) (f)	499,223	2,563,528
Equinox Gold Corp. (a)	248,604	1,280,311
Exchange Income Corp. (b)	14,300	566,604
FG Acquisition Corp., Class A (a)	32,300	322,354
Filo Mining Corp. (a) (b)	24,100	414,417
Fission Uranium Corp. (a) (f)	1,263,500	635,723
Gildan Activewear, Inc. (b)	5,256	174,447
Global Atomic Corp. (a)	83,100	178,928
goeasy, Ltd. (b)	8,800	621,762
Heliostar Metals, Ltd. (a) (c) (d) (e)	263,400	75,768
IAMGOLD Corp. (a)	468,008	1,268,302
Interfor Corp. (a) (b)	19,800	322,602
International Tower Hill Mines, Ltd. (a)	376,174	225,742
Ivanhoe Electric, Inc. (a)	18,205	221,191
Ivanhoe Mines, Ltd., Class A (a) (f)	134,101	1,211,523
Kinross Gold Corp. (b)	199,300	937,882
Lithium Americas Corp. (a) (b)	17,200	374,162
Lithium Americas Corp. (a) (b)	29,328	638,177
Lithium Ionic Corp. (a)	277,600	476,531
Lumine Group, Inc. (a) (b)	46,400	505,027
Lycos Energy, Inc. (a)	348,838	121,313
Maple Leaf Foods, Inc. (b)	44,400	859,090
MEG Energy Corp. (a)	23,925	384,322
Neo Performance Materials, Inc.	15,700	107,803
NexGen Energy, Ltd. (a) (f)	305,550	1,173,366
Northern Dynasty Minerals, Ltd. (a) (f)	752,336	180,917
Northern Dynasty Minerals, Ltd. – NYSE Shares (a) (f)	338,909	80,931
Novagold Resources, Inc. (a)	164,203	1,021,343
Onex Corp. (b)	12,600	589,026
Open Text Corp. (b)	33,600	1,296,018
Osisko Gold Royalties, Ltd.	10,713	169,480
Osisko Green Acquisition Corp. - 10/19/21(a) (c) (d) (e)	15,000	89,678
Osisko Green Acquisition, Ltd., Class A (a)	61,900	460,300
Osisko Mining, Inc. (a)	116,300	370,026
Pan American Silver Corp. (f)	66,574	1,214,735
Parkit Enterprise, Inc. (a)	454,200	325,989
Pasofino Gold, Ltd. (a)	61,000	26,178
Pet Valu Holdings, Ltd. (b)	25,900	721,329
Precision Drilling Corp. (a) (b)	17,400	894,140
Quebecor, Inc., Class B (b)	27,300	674,875
Ritchie Bros Auctioneers, Inc. (b)	234	13,172
Rogers Communications, Inc., Class B (b)	20,000	926,970
Sabina Gold & Silver Corp. (a)	419,601	636,465
Sandstorm Gold, Ltd. (f)	33,027	191,887

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Seabridge Gold, Inc. (a) (f)	101,511	$1,310,667
Seabridge Gold, Inc. – NYSE Shares (a) (f)	45,036	583,216
Shaw Communications, Inc., Class B (b)	119,300	3,569,731
ShawCor, Ltd. (a) (b)	23,300	214,467
Shopify, Inc., Class A (a)	175,991	8,437,009
Shopify, Inc., Class A (a) (b)	8,800	421,931
Solaris Resources, Inc. (a) (b)	187,600	909,197
Solaris Resources, Inc. – Reg S shares (a) (c) (g)	16,600	80,451
Somerset Energy Partners Corp. - 4/1/20(a) (c) (d) (e)	130,200	28,901
Spartan Delta Corp. (b)	29,400	306,726
Spin Master Corp. (b) (h)	28,100	781,145
Sprott Physical Uranium Trust (a)	218,442	2,553,743
Sprott, Inc. (f)	15,232	556,647
Sprott, Inc.	13,064	475,791
Stelco Holdings, Inc. (b)	8,700	336,928
Sucro Holdings LLC - 4/25/22(a) (c) (d) (e)	9,570	107,986
Taseko Mines, Ltd. (a)	151,740	251,888
Teck Resources, Ltd., Class B (b)	23,600	861,754
TransAlta Corp. (b)	31,000	271,121
Trican Well Service, Ltd. (b)	142,600	324,978
Triple Flag Precious Metals Corp. (b)	40,600	604,719
Western Copper & Gold Corp. (a) (f)	113,792	207,124
Wheaton Precious Metals Corp.	65,477	3,153,372
WSP Global, Inc. (b)	11,449	1,499,679
		63,020,261
Cayman Islands — 0.0%
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (d)	4,640,000	—

China — 9.5%
Agora, Inc. - ADR (a)	1,700	6,154
Baidu, Inc. - SPADR (a) (b)	4,264	643,523
Beijing New Building Materials plc, Class A	736,951	2,880,773
Bilibili, Inc., Class Z (a)	198,060	4,649,703
Bilibili, Inc. - SPADR (a)	135,000	3,172,500
CGN Power Co., Ltd., Class H (h)	9,744,000	2,337,670
China Communications Services Corp., Ltd., Class H	2,326,000	1,148,388
China Merchants Bank Co., Ltd., Class A	714,000	3,551,216
China Pacific Insurance Group Co., Ltd., Class A	1,000,044	3,764,928
DiDi Global, Inc. - ADR (a)	113,100	429,780
Dongguan Yiheda Automation Co., Ltd., Class A	27,045	207,985
Eve Energy Co., Ltd., Class A	190,199	1,934,727
Full Truck Alliance Co., Ltd. - SPADR (a) (f)	260,600	1,983,166
Guangshen Railway Co., Ltd., Class H (a) (f)	3,456,000	636,093
Haier Smart Home Co., Ltd., Class A	1,048,100	3,452,834
Hangzhou SF Intra-City Industrial Co., Ltd., Class H (a) (h)	90,544	131,495
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	625,000	2,645,538
iQIYI, Inc. - ADR (a)	136,400	992,992
JD Logistics, Inc. (a) (h)	395,400	715,623
JD.com, Inc. - ADR (b)	14,493	636,098
Jiangsu Eastern Shenghong Co., Ltd., Class A	634,886	1,257,281
Jiangsu Hengli Hydraulic Co., Ltd., Class A	150,000	1,442,952

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Jingjin Equipment, Inc., Class A	174,600	$712,706
KE Holdings, Inc. - ADR (a)	617,000	11,624,280
Kweichow Moutai Co., Ltd., Class A	15,100	3,991,592
Luxshare Precision Industry Co., Ltd., Class A	950,000	4,199,542
Meituan, Class B (a) (h)	131,604	2,390,405
Midea Group Co., Ltd., Class A	580,483	4,558,211
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	119,000	1,904,711
Nantong Jianghai Capacitor Co., Ltd., Class A	425,002	1,358,444
New Oriental Education & Technology Group, Inc. - SPADR (a)	30,100	1,162,161
Ninestar Corp., Class A	250,059	1,634,310
PDD Holdings, Inc. - ADR (a) (b)	93,856	7,123,670
Sany Heavy Industry Co., Ltd., Class A	677,975	1,690,975
Satellite Chemical Co., Ltd., Class A	1,700,408	3,964,488
SG Micro Corp., Class A	63,994	1,451,382
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	398,000	2,044,211
Shanghai Electric Group Co., Ltd., Class H (a)	2,464,000	615,251
Shenzhen Dynanonic Co., Ltd., Class A	25,000	691,264
Shenzhen Inovance Technology Co., Ltd., Class A	206,969	2,120,953
Shenzhou International Group Holdings, Ltd.	135,800	1,418,180
Sinoma Science & Technology Co., Ltd., Class A	200,076	704,682
Sinopec Engineering Group Co., Ltd., Class H	628,000	313,248
Suzhou Maxwell Technologies Co., Ltd., Class A	16,264	723,271
TAL Education Group - ADR (a)	301,600	1,933,256
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	500,074	3,531,830
Tencent Holdings, Ltd.	241,100	11,780,953
Wanhua Chemical Group Co., Ltd., Class A	375,015	5,227,799
Xianhe Co., Ltd., Class A	213,876	789,356
Yunnan Energy New Material Co., Ltd., Class A	210,033	3,499,436
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	174,559	729,142
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	174,943	1,667,448
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	341,954	1,319,529
		125,498,105
Colombia — 0.1%
Ecopetrol SA - SPADR	88,557	935,162

Denmark — 2.0%
Ambu A/S, Class B (a) (b)	7,535	113,149
Ascendis Pharma A/S - ADR (a)	1,291	138,421
Coloplast A/S, Class B	27,390	3,605,151
H Lundbeck A/S (b)	1,361,280	6,307,232
Novo Nordisk A/S, Class B (b)	81,611	12,951,061
Novozymes A/S, Shares - B (b)	55,806	2,858,555
		25,973,569
Finland — 0.4%
Nanoform Finland plc (a)	494,941	859,775
Nordea Bank Abp (b)	292,407	3,124,241
Sampo Oyj, Shares - A (b)	39,170	1,847,713
		5,831,729

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

France — 1.1%
Carrefour SA	15,733	$318,055
Constellium SE (a)	26,744	408,648
L'Oreal SA	16,479	7,372,736
LVMH Moet Hennessy Louis Vuitton SE	7,160	6,561,838
		14,661,277
Hong Kong — 0.5%
CECEP COSTIN New Materials Group, Ltd. (a) (c) (d)	1,736,000	—
CK Hutchison Holdings, Ltd.	287,000	1,782,110
First Pacific Co., Ltd.	1,796,000	578,595
Hi Sun Technology China, Ltd. (a) (f)	3,540,000	357,041
Hua Han Health Industry Holdings, Ltd. (a) (c) (d)	6,984,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	231,412
Shangri-La Asia, Ltd. (a)	159,780	150,496
Sino Biopharmaceutical, Ltd.	4,019,916	2,247,214
Super Hi International Holding, Ltd. (a) (f)	201,627	509,599
WH Group, Ltd. (h)	1,287,500	765,248
		6,621,715
Ireland — 0.2%
Accenture plc, Class A (b)	2,395	684,515
AerCap Holdings NV (a)	6,072	341,429
Medtronic plc (b)	12,604	1,016,134
		2,042,078
Israel — 0.1%
CyberArk Software, Ltd. (a)	1,286	190,302
Global-e Online, Ltd. (a)	8,980	289,425
JFrog, Ltd. (a)	11,145	219,557
NEOGAMES SA (a)	3,375	51,300
Nice Ltd. - SPADR (a)	985	225,457
Playtika Holding Corp. (a)	80,828	910,123
		1,886,164
Japan — 6.8%
Amano Corp.	213,400	4,028,863
Azbil Corp. (f)	41,300	1,129,911
BML, Inc.	135,600	3,162,582
Bunka Shutter Co., Ltd. (f)	195,600	1,635,329
DTS Corp. (f)	35,900	874,889
Ezaki Glico Co., Ltd.	140,200	3,527,563
Fukuda Corp.	11,200	393,088
Fukuda Denshi Co., Ltd. (f)	12,200	392,691
Fukushima Galilei Co., Ltd. (f)	26,100	943,043
H.U. Group Holdings, Inc. (f)	137,200	2,758,946
Hakuhodo DY Holdings, Inc. (f)	356,100	4,035,611
Hitachi, Ltd.	98,000	5,386,768
Hogy Medical Co., Ltd. (f)	131,300	3,149,770

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Icom, Inc. (f)	14,100	$268,698
Inpex Corp.	50,400	536,259
Japan Petroleum Exploration Co., Ltd. (f)	20,500	690,717
Kamigumi Co., Ltd.	40,400	848,107
Kato Sangyo Co., Ltd.	14,700	390,234
KYORIN Holdings, Inc. (f)	84,800	1,091,619
Medipal Holdings Corp.	41,100	559,821
Mitsubishi Corp.	33,700	1,211,588
Mitsubishi Estate Co., Ltd. (f)	262,600	3,135,163
Mitsui & Co., Ltd.	29,000	903,783
Mitsui Fudosan Co., Ltd.	170,600	3,206,015
Morinaga & Co., Ltd. (f)	140,500	3,980,932
Nintendo Co., Ltd.	64,300	2,492,620
Nippon Densetsu Kogyo Co., Ltd. (f)	9,400	112,596
Nohmi Bosai, Ltd.	43,600	557,358
Noritz Corp.	75,000	985,860
OKUMA Corp. (f)	94,200	4,220,525
Raito Kogyo Co., Ltd.	57,600	847,965
Ryosan Co., Ltd. (f)	9,600	238,274
Secom Co., Ltd.	65,800	4,050,019
Sekisui Jushi Corp.	2,300	36,164
Seven Bank, Ltd. (a) (f)	1,668,100	3,336,092
Shibuya Corp.	29,300	553,654
Sinko Industries, Ltd.	67,700	845,813
SK Kaken Co., Ltd.	8,000	2,413,105
Sumitomo Warehouse Co., Ltd. (The) (f)	291,700	4,794,043
Suzuken Co., Ltd.	51,700	1,305,747
Tachi-S Co., Ltd.	21,700	197,057
Takeuchi Manufacturing Co., Ltd.	172,300	3,823,841
TKC Corp. (f)	18,200	505,033
Toei Co., Ltd. (f)	33,800	4,380,982
Toho Holdings Co., Ltd. (f)	42,000	744,543
Topcon Corp.	58,800	795,003
TV Asahi Holdings Corp.	257,700	2,936,786
West Japan Railway Co.	22,000	906,299
		89,321,369
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR (g)	100,459	1,163,450
NAC Kazatomprom JSC - GDR (g)	29,920	882,542
NAC Kazatomprom JSC - GDR, 144A Shares (h)	73,742	2,175,389
		4,221,381
Lebanon — 0.0%
Solidere - ADR (a) (c) (d) (g)	38,451	506,688

Malaysia — 0.0%
Genting Plantations Bhd	19,400	25,996
Oriental Holdings BHD	198,500	298,498
		324,494

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Malta — 0.5%
Kambi Group plc (a)	345,412	$6,174,661

Mexico — 0.1%
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	47,617	592,355

Netherlands — 0.1%
NXP Semiconductors NV	4,071	759,140

Puerto Rico — 0.1%
EVERTEC, Inc.	19,168	646,920
Popular, Inc.	5,263	302,149
		949,069
Russia — 0.0%
Etalon Group plc - GDR (a) (g) (c) (d)	599,848	—
Etalon Group plc - GDR - LSE Shares (a) (g) (c) (d)	84,223	—
Federal Grid Co. Unified Energy System PJSC (a) (c) (d)	1,019,443,892	—
Gazprom PJSC (c) (d)	1,409,587	—
Lenta International Co. PJSC - GDR (a) (c) (d)	351,208	—
LSR Group PJSC (a) (c) (d)	96,020	—
Moscow Exchange MICEX-RTS PJSC (a) (c) (d)	798,487	—
Polyus PJSC - GDR (a) (g) (c) (d)	34,231	—
RusHydro PJSC (c) (d)	354,557,380	—
Sberbank of Russia PJSC (a) (c) (d)	688,194	—
VTB Bank PJSC (a) (c) (d)	2,650,300,990	—
		—
Singapore — 0.3%
First Resources, Ltd.	1,008,300	1,196,164
Golden Agri-Resources, Ltd.	13,266,900	2,847,588
Sea, Ltd. - ADR (a) (b)	648	56,085
Yoma Strategic Holdings, Ltd. (a) (f)	3,695,700	295,281
		4,395,118
South Africa — 0.3%
Gold Fields, Ltd.	95,184	1,264,002
Harmony Gold Mining Co., Ltd. - SPADR	401,048	1,644,297
Impala Platinum Holdings, Ltd. (f)	151,981	1,397,890
		4,306,189
South Korea — 1.2%
DL E&C Co., Ltd.	13,338	333,642
GS Holdings Corp.	12,781	398,190
Hana Financial Group, Inc.	22,012	692,181
Hankook & Company	75,241	692,810
Hyundai Department Store Co., Ltd.	33,760	1,423,402
Korea Electric Power Corp. (a)	87,318	1,208,420

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Korea Electric Power Corp. - SPADR (f)	106,105	$736,369
Korean Reinsurance Co.	87,480	489,282
KT Corp.	25,954	588,421
KT Corp. - SPADR (f)	360,961	4,093,298
LG Corp.	25,823	1,646,290
LG Uplus Corp.	303,587	2,532,540
Lotte Chemical Corp.	3,838	563,138
LX Holdings Corp.	25,711	168,957
Magnachip Semiconductor Corp. (a)	23,889	221,690
PHA Co. Ltd.	23,013	133,917
		15,922,547
Spain — 0.2%
Amadeus IT Group SA (a)	45,988	3,079,203

Sri Lanka — 0.0%
Hemas Holdings plc	1,337,560	267,092

Sweden — 1.8%
Alleima AB (a) (b)	1	5
Atlas Copco AB, Shares - B (b)	182,253	2,095,546
Boule Diagnostics AB	180,978	203,229
Elanders AB, Shares - B (b)	53,953	839,121
Electrolux Professional AB, Class B (b)	209,773	1,098,090
Fortnox AB (b)	367,379	2,520,681
Greater Than AB (a)	235,318	1,351,498
Infant Bacterial Therapeutics AB (a)	51,471	233,960
Investor AB, Shares - B (b)	216,003	4,303,000
Nibe Industrier AB, Shares - B (b)	77,241	880,846
Nolato AB, Shares - B (b)	130,147	659,992
Skandinaviska Enskilda Banken AB, Class A (a) (b)	415,538	4,582,811
Spotify Technology SA (a) (b)	1,962	262,163
Viaplay Group AB (a) (b)	193,394	4,937,007
		23,967,949
Taiwan — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR (b)	7,525	699,975

Thailand — 0.1%
Kasikornbank PCL	147,900	574,532

Ukraine — 0.1%
Astarta Holding plc (a)	45,135	252,349
Kernel Holding SA (a)	106,030	453,906
MHP SE - GDR - OTC Shares (a)	236,097	774,509
		1,480,764
United Kingdom — 1.4%
Atlassian Corp., Class A (a)	43,617	7,465,922

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Clarivate plc (a) (b)	98,015	$920,361
Diageo plc	88,637	3,955,903
Gabriel Resources, Ltd. (a) (f)	1,962,000	420,999
Janus Henderson Group plc	7,795	207,659
Liberty Global plc, Class C (a)	113,669	2,316,574
Unilever plc	41,945	2,173,079
Yellow Cake plc (a) (h)	253,896	1,159,399
		18,619,896
Uruguay — 0.0%
Dlocal, Ltd./Uruguay (a)	15,264	247,582
Total Foreign Common Stocks (Cost $456,284,273)		430,971,781
Total Common Stocks (Cost $884,545,808)		878,219,760

	Principal Amount	Value

Participation Notes — 0.1%
UBS AG, Nanjing Bestway Intelligent Control Technology Co., Ltd., Equity Linked Notes, Expiring 12/06/23 (China) (a) (c)	$63,453	$771,296
UBS AG, TKD Science and Technology Co., Ltd., Equity Linked Notes, Expiring 02/08/24 (China) (a) (c)	300,081	1,165,066
Total Participation Notes (Cost $1,674,015)		1,936,362

	Number of Contracts	Value

Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $77,784)	367,492	$202,121

Warrants — 0.0%
Alpha Lithium Corp., Expiring 12/10/23 (Canada) (a) (c)	32,800	1,448
American Lithium Corp., Expiring 11/03/23 (Canada) (a) (c)	27,900	9,946
American Pacific Mining Corp., Expiring 12/13/23 (Canada) (a) (c)	30,550	12
Aretto Wellness, Inc., Expiring 03/05/24 (Canada) (a)	5,197	38
Ascot Resources, Ltd., Expiring 03/08/24 (Canada) (a) (c)	63,350	5,480
Atlas Salt, Inc., Expiring 01/16/25 (Canada) (a) (c)	137,250	41,290
BIGG Digital Assets, Inc., Expiring 04/16/23 (Canada) (a) (c)	34,150	—
Cardiol Therapeutics, Inc., Expiring 11/05/24 (Canada) (a) (c)	7,900	436
Century Lithium Corp., Expiring 02/04/24 (Canada) (a) (c)	37,100	330
Century Lithium Corp., Expiring 03/22/24 (Canada) (a) (c)	63,100	3,065
Critical Elements Lithium Corp., Expiring 12/03/23 (Canada) (a) (c)	26,350	9,513
EBET, Inc., Expiring 08/02/28 (United States) (a) (c)	8,000	2,166
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (c)	49,400	43,937
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (c) (e)	30,162	6,537
FG Acquisition Corp., Expiring 04/05/30 (Canada) (a)	16,150	18,573
Givex Corp., Expiring 11/25/23 (Canada) (a) (c)	30,000	1,453
Global Atomic Corp., Expiring 09/17/24 (Canada) (a) (c)	61,100	22,565

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Contracts	Value

Gold Mountain Mining Corp., Expiring 06/24/23 (Canada) (a) (c)	13,950	$—
Gryphon Digital Mining, Inc., Expiring 06/30/24 (United States) (a) (c) (d) (e)	10,298	152
Hive Blockchain Technologies, Ltd., Expiring 05/30/24 (Canada) (a)	20,100	2,454
I-80 Gold Corp., Expiring 03/28/24 (Canada) (a) (c)	95,000	47,009
Nevada Copper Corp., Expiring 05/29/23 (Canada) (a)	73,900	273
Organigram Holdings, Inc., Expiring 11/12/23 (Canada) (a) (c)	45,000	270
Osisko Green Acquisition Ltd., Expiring 09/07/26 (Canada) (a) (c) (d) (e)	33,552	2,185
Osisko Green Acquisition, Ltd., Expiring 09/08/29 (Canada) (a)	30,000	2,442
Rambler Metals & Mining plc, Expiring 01/13/26 (United Kingdom) (a) (c)	9,834	—
Revive Therapeutics, Ltd., Expiring 02/12/24 (Canada) (a) (c)	85,700	134
Royal Helium, Ltd., Expiring 06/08/23 (Canada) (a)	291,500	4,314
Royal Helium, Ltd., Expiring 01/10/26 (Canada) (a) (c) (e)	1,538,400	210,388
Saturn Oil & Gas, Inc., Expiring 06/04/23 (Canada) (a)	404,100	1,495
Somerset Energy Partners Corp., Expiring 04/08/24 (Canada) (a) (c) (d) (e)	130,200	841
Sun Summit Minerals Corp., Expiring 07/29/23 (Canada) (a) (c)	30,550	—
Swiftmerge Acquisition Corp., Expiring 12/15/26 (United States) (a) (c) (e)	9,258	1,131
The Valens Co., Inc., Expiring 01/29/24 (Canada) (a) (c)	43,100	—
The Valens Co., Inc., Expiring 06/01/24 (Canada) (a) (c)	37,950	—
Trillion Energy International, Inc., Expiring 06/29/25 (Canada) (a)	805,000	125,083
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (c)	50,000	13,382
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (c)	75,000	3,412
Total Warrants (Cost $262,038)		581,754

	Principal Amount	Value

Corporate Bonds — 0.2%

Banks — 0.1%
Bank of Nova Scotia (The) VRN, 8.625%, 10/27/82 (Canada)	$803,000	$817,339
Toronto-Dominion Bank (The) VRN, 8.125%, 10/31/82 (Canada)(b)	540,000	548,100
		1,365,439

Diversified Telecommunication Services — 0.1%
Rogers Communications, Inc., 4.550%, 03/15/52 (Canada)(b) (h)	751,000	617,207

Oil, Gas & Consumable Fuels — 0.0%
Royal Helium, Ltd., 14.000%, 12/31/25 (Canada)(c) (e)	400,000	398,431
Total Corporate Bonds (Cost $2,220,421)		2,381,077

Convertible Bonds — 0.0%

Health Care Equipment & Supplies — 0.0%
Synaptive Medical, Inc. - 12/16/19, 10.000%, 10/31/24 (c) (d) (e) (Cost $120,000)	120,000	120,000

US Treasury Bonds/Notes — 5.1%
US Treasury Bond, 3.000%, 08/15/52	1,000	874
US Treasury Note, 2.750%, 07/31/27	2,450,000	2,357,072

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Principal Amount	Value

US Treasury Note, 3.625%, 03/31/28	$960,000	$960,675
US Treasury Note, 2.500%, 05/15/24	1,721,000	1,683,017
US Treasury Note, 0.250%, 06/15/24	2,000,000	1,901,406
US Treasury Note, 2.000%, 06/30/24	2,603,000	2,524,808
US Treasury Note, 0.375%, 09/15/24	4,994,000	4,716,599
US Treasury Note, 1.500%, 09/30/24 (f)	4,264,000	4,089,609
US Treasury Note, 4.500%, 11/30/24	6,817,000	6,841,232
US Treasury Note, 1.500%, 02/15/25	1,435,000	1,366,389
US Treasury Note, 2.125%, 05/15/25 (f)	2,070,000	1,988,736
US Treasury Note, 0.250%, 05/31/25	1,746,000	1,610,208
US Treasury Note, 2.250%, 11/15/25 (f)	1,907,000	1,827,964
US Treasury Note, 0.375%, 11/30/25	2,022,900	1,843,842
US Treasury Note, 0.375%, 01/31/26	1,523,000	1,381,528
US Treasury Note, 0.500%, 02/28/26	1,648,000	1,496,719
US Treasury Note, 0.875%, 06/30/26	2,015,000	1,835,775
US Treasury Note, 1.125%, 10/31/26	2,487,000	2,266,376
US Treasury Note, 1.250%, 12/31/26	2,509,000	2,289,854
US Treasury Note, 1.500%, 01/31/27	2,489,000	2,289,297
US Treasury Note, 1.875%, 02/28/27	2,249,000	2,096,577
US Treasury Note, 0.500%, 08/31/27	2,400,000	2,089,594
US Treasury Note, 4.125%, 09/30/27	892,000	907,889
US Treasury Note, 0.625%, 11/30/27	2,799,000	2,436,333
US Treasury Note, 2.750%, 08/15/32	14,699,000	13,819,357
Total US Treasury Bonds/Notes (Cost $67,312,670)		66,621,730

	Number of Shares	Value

Acquired Funds — 17.3%

Exchange-Traded Funds (ETFs) — 4.3%
Energy Select Sector SPDR Fund	111,582	$9,242,337
Financial Select Sector SPDR Fund (f)	611,610	19,663,262
Technology Select Sector SPDR Fund (f)	71,149	10,744,211
Vanguard Financials ETF	213,451	16,625,698
		56,275,508
Private Investment Funds (i) — 13.0%
Bellus Ventures II LP (a) (c) (d) (e)	166,398	27,587,169
Eversept Global Healthcare Fund LP (a) (c) (d) (e)		34,845,575
Farallon Capital Institutional Partners LP (a) (c) (d) (e)		938,531
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	7,919	21,164,216
Honeycomb Partners LP (a) (c) (d) (e)		27,793,754
Neo Ivy Capital Fund LP (a) (c) (d) (e)		9,657,363
Northwest Feilong Fund, Ltd. (a) (c) (d) (e)	7,235	18,319,440
QVT Roviant LP (a) (c) (d) (e)	2,324	4,905,378
Voloridge Fund LP (a) (c) (d) (e)		25,888,111
		171,099,537
Total Acquired Funds (Cost $191,301,939)		227,375,045

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Preferred Stocks — 0.4%
Draegerwerk AG & Co. KGaA, 0.45% (Germany)	15,926	$731,578
Esports Technology, Inc., 14.00% (United States) (c) (d) (e)	563,000	563,000
Hyundai Motor Co., Ltd., 7.41% (South Korea)	23,467	1,735,172
Hyundai Motor Co., Ltd., 7.47% (South Korea)	7,811	568,425
Petroleo Brasileiro SA, 44.87% (Brazil)	315,200	1,458,324
Sabre Corp., 6.50% (United States) (a)	2,100	131,670
Synaptive Medical, Inc., Class B, 0.00% (Canada) (c) (d) (e)	74,285	185,712
Total Preferred Stocks (Cost $5,116,201)		5,373,881

	Number of Contracts	Value

Purchased Option Contracts — 0.1%

Puts — 0.1%
AAK AB, Notional Amount $6,069,000, Strike Price $170 Expiring 06/16/2023 (Sweden)	357	$4,127
Call EUR vs. Put JPY, Notional Amount $100,640,000, Strike Price $136 Expiring 09/05/2024 (Germany)	74,000,000	374,685
Call EUR vs. Put JPY, Notional Amount $100,640,000, Strike Price $136 Expiring 09/06/2024 (Germany)	74,000,000	375,303
Call EUR vs. Put JPY, Notional Amount $148,240,000, Strike Price $136 Expiring 08/29/2023 (Germany)	109,000,000	185,283
Call EUR vs. Put JPY, Notional Amount $148,240,000, Strike Price $136 Expiring 08/30/2023 (Germany)	109,000,000	183,498
Industrivarden AB, Notional Amount $275,520,000, Strike Price $240 Expiring 06/16/2023 (Sweden)	1,148	28,758
iShares S&P/TSX 60 Index ETF, Notional Amount $2,572,300, Strike Price $29 Expiring 07/21/2023 (Canada)	887	22,316
Sandvik AB, Notional Amount $13,243,000, Strike Price $190 Expiring 04/21/2023 (Sweden)	697	672
Skanska AB, Notional Amount $16,983,000, Strike Price $170 Expiring 06/16/2023 (Sweden)	999	134,753
Stora Enso Oyj, Notional Amount $14,885,000, Strike Price $130 Expiring 06/16/2023 (Sweden)	1,145	47,988
Trelleborg AB, Notional Amount $37,776,000, Strike Price $240 Expiring 06/16/2023 (Sweden)	1,574	17,440
Total Puts (Cost $2,316,269)		1,374,823
Total Purchased Option Contracts (Cost $2,316,269)		1,374,823

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (c) (d) (e)	260,322	$—

	Principal Amount	Value

Short-Term Investments — 17.2%

Repurchase Agreement — 11.7%
Fixed Income Clearing Corp. 1.440%, issued on 03/31/23 (proceeds at maturity $154,032,667) (collateralized by US Treasury Note, due 10/31/24 with a total par value of $154,865,700 and a total market value of $154,800,228; US Treasury Inflation Indexed Notes, due 07/15/24 with a total par value of $1,858,500 and a total market value of $2,294,283), 1.440%, 04/03/23 (Cost $154,014,185)	$154,014,185	$154,014,185

Unaffiliated Investment Company — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.840%,(j) (k) (Cost $12,391,942)	12,391,942	12,391,942

US Treasury Bills — 4.6%
US Treasury Bills, 4.631%, 06/22/23 (j)	50,569,000	50,050,462
US Treasury Bills, 3.176%, 07/13/23 (j)	3,267,300	3,224,363
US Treasury Bills, 4.998%, 08/17/23 (j)	7,007,000	6,882,759
Total US Treasury Bills (Cost $60,165,590)		60,157,584
Total Short-Term Investments (Cost $226,571,717)		226,563,711
Total Investments — 107.1% (Cost $1,381,518,862)		1,410,750,264
Liabilities in Excess of Other Assets — (7.1)%		(93,366,631)
Net Assets — 100.0%		$1,317,383,633

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Securities Sold Short — (11.5)%

Common Stocks — (11.5)%

US Common Stocks — (7.2)%

Aerospace & Defense — (0.0)%
Axon Enterprise, Inc. (a)	(2,564)	$(576,516)

Automobile Components — (0.0)%
Fox Factory Holding Corp. (a)	(3,762)	(456,594)
LCI Industries	(1,011)	(111,079)
		(567,673)
Automobiles — (0.1)%
Ford Motor Co.	(3,044)	(38,353)
Harley-Davidson, Inc.	(13,508)	(512,899)
Rivian Automotive, Inc., Class A (a)	(8,924)	(138,144)
Tesla, Inc. (a)	(2,552)	(529,438)
Winnebago Industries, Inc.	(2,391)	(137,961)
		(1,356,795)
Banks — (0.0)%
Commerce Bancshares, Inc.	(2,058)	(120,085)
First Financial Bankshares, Inc.	(10,017)	(319,542)
		(439,627)
Beverages — (0.1)%
Boston Beer Co., Inc. (The), Class A (a)	(1,019)	(334,945)
Celsius Holdings, Inc. (a)	(5,767)	(535,985)
		(870,930)
Biotechnology — (0.2)%
Alnylam Pharmaceuticals, Inc. (a)	(3,031)	(607,170)
Mirati Therapeutics, Inc. (a)	(7,937)	(295,098)
Moderna, Inc. (a)	(1,133)	(174,006)
Natera, Inc. (a)	(4,416)	(245,176)
Twist Bioscience Corp. (a)	(54,063)	(815,270)
		(2,136,720)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Broadline Retail — (0.1)%
Etsy, Inc. (a)	(8,092)	$(900,882)
Kohl's Corp.	(29,550)	(695,607)
		(1,596,489)
Building Products — (0.0)%
Advanced Drainage Systems, Inc.	(380)	(31,999)
AZEK Co., Inc. (The) (a)	(11,464)	(269,863)
		(301,862)
Chemicals — (0.0)%
Ginkgo Bioworks Holdings, Inc. (a)	(41,013)	(54,548)
HB Fuller Co.	(56)	(3,833)
Perimeter Solutions SA (Luxembourg) (a)	(35,153)	(284,036)
Scotts Miracle-Gro Co. (The)	(661)	(46,098)
		(388,515)
Commercial Services & Supplies — (0.1)%
Aris Water Solution, Inc., Class A	(22,274)	(173,515)
Brady Corp., Class A	(3,448)	(185,261)
Casella Waste Systems, Inc., Class A (a)	(1,198)	(99,027)
Driven Brands Holdings, Inc. (a)	(241)	(7,305)
HNI Corp.	(10,148)	(282,520)
Montrose Environmental Group, Inc. (a)	(2,635)	(93,990)
		(841,618)
Communications Equipment — (0.1)%
Calix, Inc. (a)	(9,286)	(497,636)
F5, Inc. (a)	(1,024)	(149,187)
Viasat, Inc. (a)	(4,268)	(144,429)
		(791,252)
Construction & Engineering — (0.1)%
Dycom Industries, Inc. (a)	(11,336)	(1,061,617)
Quanta Services, Inc.	(605)	(100,817)
		(1,162,434)
Consumer Finance — (0.0)%
FirstCash Holdings, Inc.	(2,547)	(242,908)
NerdWallet, Inc., Class A (a)	(19,763)	(319,765)
		(562,673)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Consumer Staples Distribution & Retail — (0.2)%
Grocery Outlet Holding Corp. (a)	(51,056)	$(1,442,843)
Sprouts Farmers Market, Inc. (a)	(19,727)	(691,037)
United Natural Foods, Inc. (a)	(18,172)	(478,832)
Weis Markets, Inc.	(4,730)	(400,489)
		(3,013,201)
Containers & Packaging — (0.0)%
Ball Corp.	(1,963)	(108,181)

Distributors — (0.0)%
Pool Corp.	(363)	(124,306)

Diversified Consumer Services — (0.1)%
Duolingo, Inc. (a)	(6,483)	(924,410)
Perdoceo Education Corp. (a)	(5,795)	(77,827)
Service Corp. International	(1,493)	(102,689)
		(1,104,926)
Diversified Telecommunication Services — (0.2)%
Cogent Communications Holdings, Inc.	(9,640)	(614,262)
Frontier Communications Parent, Inc. (a)	(37,607)	(856,311)
Iridium Communications, Inc.	(2,936)	(181,826)
Lumen Technologies, Inc.	(132,853)	(352,060)
		(2,004,459)
Electric Utilities — (0.0)%
NextEra Energy, Inc.	(3,647)	(281,111)
Otter Tail Corp.	(2,894)	(209,149)
		(490,260)
Electrical Equipment — (0.4)%
Array Technologies, Inc. (a)	(40,266)	(881,020)
Atkore, Inc. (a)	(4,468)	(627,665)
Bloom Energy Corp., Class A (a)	(38,888)	(775,038)
ChargePoint Holdings, Inc. (a)	(1,357)	(14,208)
Encore Wire Corp.	(5,689)	(1,054,342)
Plug Power, Inc. (a)	(51,320)	(601,470)
Sunrun, Inc. (a)	(28,990)	(584,149)
TPI Composites, Inc. (a)	(76,439)	(997,529)
		(5,535,421)
Electronic Equipment, Instruments & Components — (0.2)%
Badger Meter, Inc.	(5,827)	(709,845)
IPG Photonics Corp. (a)	(6,067)	(748,122)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Novanta, Inc. (a)	(3,446)	$(548,224)
		(2,006,191)
Entertainment — (0.2)%
ROBLOX Corp., Class A (a)	(18,129)	(815,443)
Roku, Inc. (a)	(20,203)	(1,329,761)
World Wrestling Entertainment, Inc., Class A	(8,978)	(819,332)
		(2,964,536)
Financial Services — (0.3)%
Affirm Holdings, Inc. (a)	(159,713)	(1,799,965)
Block, Inc. (a)	(2,075)	(142,449)
MoneyGram International, Inc. (a)	(22,136)	(230,657)
Shift4 Payments, Inc., Class A (a)	(7,287)	(552,355)
Toast, Inc., Class A (a)	(68,760)	(1,220,490)
Western Union Co. (The)	(4,640)	(51,736)
		(3,997,652)
Food Products — (0.2)%
Cal-Maine Foods, Inc.	(12,155)	(740,117)
Flowers Foods, Inc.	(9,221)	(252,748)
Freshpet, Inc. (a)	(13,225)	(875,363)
J M Smucker Co. (The)	(17)	(2,675)
Lamb Weston Holdings, Inc.	(3,477)	(363,416)
McCormick & Co., Inc.	(4,132)	(343,824)
		(2,578,143)
Ground Transportation — (0.2)%
ArcBest Corp.	(4,915)	(454,245)
Old Dominion Freight Line, Inc.	(66)	(22,495)
Saia, Inc. (a)	(6,539)	(1,779,131)
		(2,255,871)
Health Care Equipment & Supplies — (0.2)%
Atrion Corp.	(251)	(157,606)
Dexcom, Inc. (a)	(2,674)	(310,666)
ICU Medical, Inc. (a)	(2,247)	(370,665)
Insulet Corp. (a)	(2,338)	(745,728)
Penumbra, Inc. (a)	(2,667)	(743,266)
STERIS plc	(1,758)	(336,270)
		(2,664,201)
Health Care Providers & Services — (0.2)%
agilon health, Inc. (a)	(65,536)	(1,556,480)
AMN Healthcare Services, Inc. (a)	(2,594)	(215,198)
HealthEquity, Inc. (a)	(1,220)	(71,626)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Henry Schein, Inc. (a)	(1,004)	$(81,866)
Progyny, Inc. (a)	(16,725)	(537,207)
Quipt Home Medical Corp. (a)	(23,500)	(165,187)
R1 RCM, Inc. (a)	(28,361)	(425,415)
		(3,052,979)
Health Care REITs — (0.1)%
Welltower, Inc.	(10,655)	(763,857)

Health Care Technology — (0.1)%
Definitive Healthcare Corp. (a)	(26,455)	(273,280)
Doximity, Inc., Class A (a)	(20,753)	(671,982)
Teladoc Health, Inc. (a)	(29,462)	(763,066)
		(1,708,328)
Hotel & Resort REITs — (0.0)%
Pebblebrook Hotel Trust	(15,396)	(216,160)

Hotels, Restaurants & Leisure — (0.2)%
Brinker International, Inc. (a)	(7,018)	(266,684)
DoorDash, Inc., Class A (a)	(19,118)	(1,215,140)
DraftKings, Inc., Class A (a)	(6,989)	(135,307)
Krispy Kreme, Inc.	(1,386)	(21,552)
Papa John's International, Inc.	(5,942)	(445,234)
Royal Caribbean Cruises, Ltd. (a)	(2,797)	(182,644)
Wingstop, Inc.	(355)	(65,171)
		(2,331,732)
Household Durables — (0.1)%
D.R. Horton, Inc.	(4,451)	(434,818)
Ethan Allen Interiors, Inc.	(7,505)	(206,087)
Helen of Troy, Ltd. (a)	(8,135)	(774,208)
Lovesac Co. (The) (a)	(2,649)	(76,556)
Tempur Sealy International, Inc.	(1,063)	(41,978)
		(1,533,647)
Household Products — (0.0)%
Clorox Co. (The)	(655)	(103,647)
WD-40 Co.	(1,533)	(272,951)
		(376,598)
Insurance — (0.1)%
Kinsale Capital Group, Inc.	(63)	(18,910)
Trupanion, Inc. (a)	(20,515)	(879,888)
		(898,798)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Interactive Media & Services — (0.2)%
Pinterest, Inc., Class A (a)	(23,519)	$(641,363)
Shutterstock, Inc.	(3,944)	(286,334)
Snap, Inc., Class A (a)	(77,086)	(864,134)
ZoomInfo Technologies, Inc. (a)	(11,967)	(295,705)
		(2,087,536)
IT Services — (0.1)%
Akamai Technologies, Inc. (a)	(1,906)	(149,239)
Cloudflare, Inc., Class A (a)	(1,926)	(118,757)
EPAM Systems, Inc. (a)	(88)	(26,312)
Fastly, Inc., Class A (a)	(24,364)	(432,705)
International Business Machines Corp.	(109)	(14,289)
MongoDB, Inc. (a)	(764)	(178,104)
Okta, Inc. (a)	(1,063)	(91,673)
Perficient, Inc. (a)	(2,582)	(186,395)
Snowflake, Inc., Class A (a)	(1,296)	(199,960)
		(1,397,434)
Leisure Products — (0.1)%
Acushnet Holdings Corp.	(15,204)	(774,492)
Hasbro, Inc.	(3,211)	(172,399)
Peloton Interactive, Inc., Class A (a)	(38,407)	(435,535)
Polaris, Inc.	(166)	(18,365)
Topgolf Callaway Brands Corp. (a)	(20,302)	(438,929)
		(1,839,720)
Life Sciences Tools & Services — (0.1)%
10X Genomics, Inc., Class A (a)	(8,539)	(476,391)
Azenta, Inc. (a)	(18,106)	(807,890)
Illumina, Inc. (a)	(412)	(95,811)
PerkinElmer, Inc.	(1,250)	(166,575)
Repligen Corp. (a)	(1,779)	(299,512)
		(1,846,179)
Machinery — (0.1)%
Chart Industries, Inc. (a)	(1,855)	(232,617)
Energy Recovery, Inc. (a)	(4,758)	(109,672)
Kadant, Inc.	(494)	(103,009)
Mueller Industries, Inc.	(6,327)	(464,908)
Mueller Water Products, Inc., Class A	(5,624)	(78,399)
RBC Bearings, Inc. (a)	(370)	(86,110)
Snap-on, Inc.	(214)	(52,834)
Wabash National Corp.	(17,377)	(427,300)
		(1,554,849)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Media — (0.2)%
Cable One, Inc.	(74)	$(51,949)
Interpublic Group of Cos., Inc. (The)	(5,248)	(195,436)
New York Times Co. (The), Class A	(17,091)	(664,498)
Omnicom Group, Inc.	(1,648)	(155,472)
Paramount Global, Class B	(22,808)	(508,846)
Trade Desk, Inc. (The), Class A (a)	(18,876)	(1,149,737)
		(2,725,938)
Metals & Mining — (0.2)%
MP Materials Corp. (a)	(47,528)	(1,339,814)
Piedmont Lithium, Inc. (a)	(12,364)	(742,458)
United States Steel Corp.	(3,635)	(94,874)
		(2,177,146)
Mortgage Real Estate Investment — (0.0)%
Arbor Realty Trust, Inc.	(3,755)	(43,144)

Oil, Gas & Consumable Fuels — (0.0)%
CNX Resources Corp. (a)	(14,010)	(224,440)

Passenger Airlines — (0.0)%
American Airlines Group, Inc. (a)	(32,837)	(484,346)
United Airlines Holdings, Inc. (a)	(3,720)	(164,610)
		(648,956)
Personal Care Products — (0.1)%
BellRing Brands, Inc. (a)	(17,244)	(586,296)
Edgewell Personal Care Co.	(10,948)	(464,414)
Olaplex Holdings, Inc. (a)	(179,199)	(765,180)
		(1,815,890)
Pharmaceuticals — (0.0)%
Catalent, Inc. (a)	(1,215)	(79,838)
Harmony Biosciences Holdings, Inc. (a)	(4,742)	(154,826)
		(234,664)
Professional Services — (0.2)%
CoStar Group, Inc. (a)	(1,067)	(73,463)
CRA International, Inc.	(7,009)	(755,710)
Equifax, Inc.	(1,553)	(315,011)
FTI Consulting, Inc. (a)	(1,461)	(288,328)
Kforce, Inc.	(12,655)	(800,302)
		(2,232,814)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Retail REITs — (0.1)%
Kimco Realty Corp.	(23,361)	$(456,240)
Realty Income Corp.	(5,293)	(335,153)
		(791,393)
Semiconductors & Semiconductor Equipment — (0.1)%
Enphase Energy, Inc. (a)	(168)	(35,327)
Entegris, Inc.	(4,754)	(389,876)
Lattice Semiconductor Corp. (a)	(784)	(74,872)
MKS Instruments, Inc.	(1,955)	(173,252)
SiTime Corp. (a)	(1,149)	(163,422)
Wolfspeed, Inc. (a)	(7,376)	(479,071)
		(1,315,820)
Software — (0.8)%
Alarm.com Holdings, Inc. (a)	(6,771)	(340,445)
Atlassian Corp, Ltd., Class A (a)	(606)	(103,729)
Bentley Systems, Inc., Class B	(9,945)	(427,536)
Bills Holdings, Inc. (a)	(8,212)	(666,322)
Black Knight, Inc. (a)	(1,017)	(58,539)
Clear Secure, Inc., Class A	(17,238)	(451,118)
Confluent, Inc., Class A (a)	(26,717)	(643,078)
Datadog, Inc., Class A (a)	(1,297)	(94,240)
DocuSign, Inc. (a)	(9,588)	(558,980)
DoubleVerify Holdings, Inc. (a)	(3,172)	(95,636)
Envestnet, Inc. (a)	(25,407)	(1,490,629)
Informatica, Inc., Class A (a)	(1,078)	(17,679)
Jamf Holding Corp. (a)	(629)	(12,215)
nCino, Inc. (a)	(24,318)	(602,600)
Palantir Technologies, Inc., Class A (a)	(93,695)	(791,723)
Palo Alto Networks, Inc. (a)	(272)	(54,329)
Paycor HCM, Inc. (a)	(43,601)	(1,156,299)
Procore Technologies, Inc. (a)	(952)	(59,624)
Samsara, Inc., Class A (a)	(24,476)	(482,667)
SentinelOne, Inc., Class A (a)	(28,812)	(471,364)
Sprout Social, Inc., Class A (a)	(10,193)	(620,550)
UiPath, Inc., Class A (a)	(5,991)	(105,202)
Unity Software, Inc. (a)	(5,877)	(190,650)
Zoom Video Communications, Inc., Class A (a)	(1,726)	(127,448)
Zscaler, Inc. (a)	(7,034)	(821,782)
		(10,444,384)
Specialized REITs — (0.0)%
CubeSmart	(1,966)	(90,868)
Iron Mountain, Inc.	(7,913)	(418,677)
		(509,545)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Specialty Retail — (0.6)%
Academy Sports & Outdoors, Inc.	(6,570)	$(428,694)
AutoNation, Inc. (a)	(2,256)	(303,117)
CarMax, Inc. (a)	(1,112)	(71,479)
Carvana Co. (a)	(64,279)	(629,291)
Dick's Sporting Goods, Inc.	(206)	(29,229)
Five Below, Inc. (a)	(2,149)	(442,630)
Floor & Decor Holdings, Inc., Class A (a)	(9,580)	(940,948)
Foot Locker, Inc.	(1,328)	(52,708)
Franchise Group, Inc.	(4,601)	(125,377)
GameStop Corp., Class A (a)	(116,128)	(2,673,267)
Genesco, Inc. (a)	(6,529)	(240,790)
Group 1 Automotive, Inc.	(591)	(133,814)
Haverty Furniture Cos., Inc.	(8,274)	(264,023)
Leslie's, Inc. (a)	(29,136)	(320,787)
Murphy USA, Inc.	(725)	(187,086)
PetMed Express, Inc.	(11,655)	(189,277)
Shoe Carnival, Inc.	(4,059)	(104,113)
Sonic Automotive, Inc., Class A	(774)	(42,059)
Wayfair, Inc., Class A (a)	(21,286)	(730,961)
		(7,909,650)
Textiles, Apparel & Luxury Goods — (0.1)%
Crocs, Inc. (a)	(574)	(72,577)
Hanesbrands, Inc.	(201,897)	(1,061,978)
Lululemon Athletica, Inc. (Canada) (a)	(77)	(28,043)
Oxford Industries, Inc.	(5,663)	(597,956)
		(1,760,554)
Trading Companies & Distributors — (0.1)%
Boise Cascade Co.	(13)	(822)
GATX Corp.	(40)	(4,401)
Rush Enterprises, Inc., Class A	(655)	(35,763)
Veritiv Corp.	(8,015)	(1,083,147)
Watsco, Inc.	(1,185)	(377,020)
		(1,501,153)
Water Utilities — (0.0)%
SJW Group	(2,265)	(172,433)
Total US Common Stocks (Proceeds $(93,929,286))		(94,556,193)

Foreign Common Stocks — (4.3)%

Canada — (0.8)%
Aecon Group, Inc.	(50,700)	(515,064)
Altus Group, Ltd.	(8,000)	(339,711)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Birchcliff Energy, Ltd.	(76,400)	$(433,018)
BlackBerry, Ltd. (a)	(52,600)	(241,302)
BRP, Inc.	(3,400)	(266,063)
Canada Goose Holdings, Inc. (a)	(8,000)	(153,844)
Canadian Tire Corp., Ltd., Class A	(4,400)	(574,198)
CCL Industries, Inc., Class B	(12,900)	(640,848)
Chartwell Retirement Residences - REIT	(58,200)	(368,191)
Colliers International Group, Inc.	(3,500)	(369,371)
Gildan Activewear, Inc.	(8,800)	(292,357)
Global Atomic Corp. (a)	(83,100)	(178,928)
Home Capital Group, Inc.	(10,300)	(314,754)
Hudbay Minerals, Inc.	(38,300)	(200,923)
Intact Financial Corp.	(5,800)	(830,067)
Ivanhoe Electric, Inc. / US (a)	(11,288)	(137,149)
Loblaw Cos, Ltd.	(8,800)	(801,995)
Metro, Inc.	(9,700)	(533,554)
Sandstorm Gold, Ltd.	(136,900)	(796,178)
Shopify, Inc., Class A (a)	(703)	(33,702)
Superior Plus Corp.	(70,000)	(576,989)
TELUS Corp.	(30,300)	(601,516)
TELUS International CDA, Inc. (a)	(39,300)	(794,142)
		(9,993,864)
Denmark — (0.3)%
Ambu A/S, Class B (a)	(47,969)	(720,323)
Chemometec A/S (a)	(6,924)	(396,746)
FLSmidth & Co. A/S	(12,538)	(478,729)
ISS A/S (a)	(77,759)	(1,585,202)
Netcompany Group A/S (a) (h)	(26,629)	(971,367)
		(4,152,367)
Finland — (0.5)%
Orion Oyj, Class B	(48,181)	(2,154,392)
Stora Enso Oyj, Shares - R	(148,713)	(1,935,207)
TietoEVRY Oyj	(87,698)	(2,752,182)
		(6,841,781)
India — (0.0)%
WNS Holdings, Ltd. - ADR (a)	(3,524)	(328,331)

Israel — (0.0)%
SolarEdge Technologies, Inc. (a)	(629)	(191,185)

Jersey — (0.1)%
Novocure, Ltd. (a)	(13,267)	(797,877)

Norway — (0.2)%
BEWi ASA	(46,248)	(193,483)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Shares	Value

Mowi ASA	(116,697)	$(2,161,108)
		(2,354,591)
Singapore — (0.0)%
Kulicke & Soffa Industries, Inc.	(8,546)	(450,289)

Sweden — (2.4)%
AAK AB	(163,550)	(2,961,471)
Axfood AB	(113,789)	(2,776,362)
Bilia AB, Shares - A	(36,142)	(446,356)
Billerud AB	(61,412)	(630,757)
Boozt AB (a) (h)	(65,662)	(800,396)
Clas Ohlson AB, Shares - B	(7,031)	(52,327)
Embracer Group AB (a)	(193,553)	(908,053)
Evolution AB (h)	(10,678)	(1,432,742)
Fastighets AB Balder, Shares - B (a)	(78,930)	(324,879)
Hexatronic Group AB	(130,547)	(1,486,133)
Holmen AB, Shares B	(15,257)	(587,890)
Industrivarden AB Shares - A	(34,588)	(934,776)
Instalco AB	(75,100)	(362,271)
Investment AB Latour, Shares - B	(123,488)	(2,516,631)
L E Lundbergforetagen AB, Shares - B	(6,399)	(289,931)
Lifco AB, Shares - B	(29,166)	(627,941)
Loomis AB	(43,548)	(1,490,665)
Munters Group AB (h)	(43,600)	(402,745)
New Wave Group AB, Shares - B	(7,221)	(123,782)
Sandvik AB	(68,652)	(1,458,951)
Sectra AB, Shares - B (a)	(113,620)	(1,781,215)
Skanska AB, Shares - B	(28,602)	(438,188)
SkiStar AB	(76,786)	(923,540)
Surgical Science Sweden AB (a)	(71,228)	(1,161,397)
Svenska Cellulosa AB SCA, Class B	(223,284)	(2,936,431)
Svenska Handelsbanken AB, Shares - A	(229,531)	(1,986,695)
Sweco AB, Shares - B	(89,831)	(1,142,357)
		(30,984,882)
Switzerland — (0.0)%
On Holding AG, Class A (a)	(20,654)	(640,893)

United Kingdom — (0.0)%
Clarivate plc (a)	(13,272)	(124,624)
Total Foreign Common Stocks (Proceeds $(60,082,729))		(56,860,684)
Total Common Stocks (Proceeds $154,012,015)		(151,416,877)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Principal Amount	Value

Corporate Bonds — (0.0)%

Diversified Telecommunication Services — 0.0%
Rogers Communications, Inc., 4.350%, 05/01/49 (Canada) (Proceeds $(580,272))	$(751,000)	$(606,449)

US Treasury Bond/Note — (0.0)%
U.S. Treasury Bond, 3.000%, 08/15/52 (Proceeds $(815))	(1,000)	(875)
Total Securities Sold Short—(11.50)% (Proceeds $154,593,102)		$(152,024,201)

Financial Futures Contracts
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2023	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
192	06/30/2023	U.S. Treasury Note 3 Year Futures	$40,113,519	$40,683,000	$569,481
98	06/21/2023	U.S. Treasury Note 10 Year Futures	10,943,269	11,262,344	319,075
					888,556
		Foreign Currency-Related
355	06/16/2023	Euro Foreign Exchange Currency Futures	47,665,844	48,384,281	718,437
198	06/16/2023	British Pound Currency Futures	14,914,988	15,289,312	374,324
66	06/16/2023	Swiss Franc Currency Futures	8,993,971	9,100,162	106,191
					1,198,952
		Equity-Related
2,035	06/16/2023	EURO Stoxx 50 Index Futures	89,298,304	94,038,450	4,740,146
65	06/16/2023	Russell E-mini 1000 Value Index Futures	4,766,352	4,914,650	148,298
337	06/16/2023	Russell E-mini 2000 Index	30,101,177	30,557,475	456,298
56	06/16/2023	S&P 500 E-mini Index Futures	11,108,424	11,585,700	477,276
450	06/15/2023	S&P ASX Share Price Index 200 Futures	54,047,514	54,076,777	29,263
					5,851,281
		Short Financial Futures Contracts
		Equity-Related
(179)	06/16/2023	MSCI EAFE Index Futures	(18,131,150)	(18,763,675)	(632,525)
(1,465)	06/16/2023	MSCI Emerging Markets Index Futures	(70,422,451)	(72,920,375)	(2,497,924)
(588)	06/16/2023	MSCI Japan Index Futures	(39,988,986)	(42,065,520)	(2,076,534)
					(5,206,983)
					$2,731,806

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

04/03/2023	Morgan Stanley Capital Services, Inc.	USD	6,038,756	DKK	42,210,000	$(105,930)
04/03/2023	Morgan Stanley Capital Services, Inc.	USD	2,253,256	SEK	23,355,000	3,039
05/30/2023	Morgan Stanley Capital Services, Inc.	USD	19,083,182	CAD	26,087,600	(219,225)
11/21/2023	Barclays Bank plc	USD	16,346,716	CNH	114,324,796	(565,274)
12/14/2023	Barclays Bank plc	USD	35,000,000	CNH	239,290,345	(444,474)
01/12/2024	Barclays Bank plc	USD	7,955,131	CNH	52,757,400	128,262
						$(1,203,602)

Over-the-Counter Swap contracts
Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation (Depreciation)
Long Total Return Equity Swap Contracts
06/23/2023	Goldman Sachs International	0.300%	Bloomberg Ex-Energy (1)	USD	Quarterly	$50,590,612	$(1,748,413)
03/18/2024	Goldman Sachs International	SOFR+45 bps	GSCBRATN Index 1yr (Net Total Return) (2)	USD	Quarterly	21,999,405	1,041,645
Short Total Return Swap Contracts
08/11/2023	Goldman Sachs International	LIBOR plus 4.19%	Hang Seng China Enterprises Index Net Total Return Index	USD	Quarterly	(11,027,418)	336,810

(1) The following table represents the individual positions in the Bloomberg Ex-Energy Subindex Index as of March 31, 2023:

Futures Contract	Maturity	% of Index	Notional amount
Cash		-0.08%	$(40,519)
CBT Soybean Oil Futures	May-23	-0.12%	(62,236)
CBT Soybean Oil Futures	Jul-23	2.81%	1,422,485
CBT Corn Futures	May-23	-0.24%	(120,832)
CBT Corn Futures	Jul-23	5.24%	2,653,120
NYM WTI Crude Oil Futures	May-23	-0.34%	(172,364)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

NYM WTI Crude Oil Futures	Jul-23	7.78%	3,933,519
ICE BRENT Crude Oil Futures	May-23	6.86%	3,470,519
NYB Cotton No 2 Futures	May-23	-0.06%	(32,685)
NYB Cotton No 2 Futures	Jul-23	1.48%	748,182
CMX Gold 100 oz Futures	Jun-23	14.76%	7,465,554
CMX Copper Futures	May-23	-0.23%	(118,796)
CMX Copper Futures	Jul-23	5.36%	2,714,176
NYM NY Harbor ULSD Futures	May-23	-0.08%	(40,853)
NYM NY Harbor ULSD Futures	Dec-23	1.78%	899,545
NYB Coffee 'C' Futures	May-23	-0.13%	(66,799)
NYB Coffee 'C' Futures	May-24	2.97%	1,502,668
CBT KC Hard Red Winter Wheat Futures	May-23	-0.08%	(40,163)
CBT KC Hard Red Winter Wheat Futures	Jul-23	1.78%	899,147
LME Primary Aluminum Futures	May-23	-17.66%	(8,936,250)
LME Primary Aluminum Futures	Jul-23	17.69%	8,951,530
LME Primary Aluminum Futures	Nov-23	4.32%	2,187,694
CME Live Cattle Futures	Jul-23	-0.15%	(74,476)
CME Live Cattle Futures	Nov-23	3.42%	1,732,579
CME Lean Hogs Futures	Jun-23	-0.09%	(43,178)
CME Lean Hogs Futures	Aug-23	2.01%	1,014,670
LME Lead Futures	May-23	-3.69%	(1,866,833)
LME Lead Futures	Jul-23	4.54%	2,294,590
LME Nickel Futures	May-23	-9.73%	(4,920,341)
LME Nickel Futures	Jul-23	9.69%	4,902,264
LME Nickel Futures	Nov-23	2.35%	1,188,437
LME Zinc Futures	May-23	-11.61%	(5,873,584)
LME Zinc Futures	Jul-23	11.45%	5,794,250
LME Zinc Futures	Nov-23	2.72%	1,377,640
NYM Natural Gas Futures	May-23	8.98%	4,542,314
NYM Natural Gas Futures	May-23	-21.43%	(10,840,475)
NYM Natural Gas Futures	Jul-23	26.14%	13,225,942
ICE Low Sulphur Gas Oil Futures	May-23	-10.08%	(5,098,778)
ICE Low Sulphur Gas Oil Futures	Jul-23	12.08%	6,109,495
CBT Soybean Futures	May-23	-24.10%	(12,194,626)
CBT Soybean Futures	Jul-23	28.97%	14,657,090
NYB Sugar #11 (World)	May-24	2.81%	1,421,544
NYB Sugar #11 (World)	Jul-23	-12.39%	(6,269,252)
CMX Silver Futures	Sep-23	12.03%	6,087,049
CMX Silver Futures	May-23	-0.20%	(100,334)
CMX Silver Futures	Jul-23	4.56%	2,306,275
CBT Soybean Meal Futures	May-23	-14.22%	(7,195,900)
CBT Soybean Meal Futures	Jul-23	17.27%	8,735,817
CBT Wheat Futures	May-23	-0.11%	(56,451)
CBT Wheat Futures	Sep-23	2.63%	1,332,797

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

NYM Gasoline RBOB Futures	May-23	-0.11%	(56,751)
NYM Gasoline RBOB Futures	Jul-23	2.46%	1,242,196
			$50,590,612

(2) The following table represents the individual positions in the GSCBRATN Index 1yr (Net Total Return) as of March 31, 2023:

Equity	% of Index	Notional amount
LPL Financial Holdings Inc	5.99%	$1,318,816.15
First Horizon Corp	5.08%	1,117,038.93
JPMorgan Chase & Co	4.81%	1,058,458.03
Morgan Stanley	4.77%	1,049,570.93
Raymond James Financial Inc	4.76%	1,046,825.63
MetLife Inc	4.64%	1,020,687.03
Unum Group	4.61%	1,013,588.05
State Street Corp	4.34%	955,731.59
Regions Financial Corp	4.25%	935,226.39
Equitable Holdings Inc	4.19%	921,420.00
Bank of New York Mellon Corp/The	4.14%	910,420.08
Northern Trust Corp	4.04%	889,851.95
Huntington Bancshares Inc/OH	4.00%	880,522.00
Interactive Brokers Group Inc	3.98%	875,917.75
Prudential Financial Inc	3.93%	863,991.43
M&T Bank Corp	3.72%	818,042.81
PNC Financial Services Group Inc/The	3.48%	765,649.91
Bank of America Corp	3.40%	747,739.32
Charles Schwab Corp/The	3.32%	730,703.64
Citizens Financial Group Inc	3.17%	697,937.72
Fifth Third Bancorp	3.12%	685,449.54
Comerica Inc	2.51%	551,615.28
Zions Bancorp NA	2.18%	479,048.70
Stifel Financial Corp	1.93%	425,647.13
Lincoln National Corp	1.69%	371,908.08
Synovus Financial Corp	1.52%	333,391.08
Brighthouse Financial Inc	1.39%	305,662.59
American Equity Investment Life Holding Co	0.96%	211,394.04
Silvergate Capital Corp	0.08%	17,149.42
		$21,999,405

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Number of Contracts	Value
Written Option Contracts — (0.0)%
Calls — (0.0)%
Organigram Holdings, Inc., Notional Amount ($135,000), Strike Price $3 Expiring 09/15/2023 (Canada)	(450)	$(1,332)
Total Calls (Premiums received $3,603)		$(1,332)
Puts — (0.0)%
iShares S&P/TSX 60 Index ETF, Notional Amount ($2,394,900), Strike Price $27 Expiring 07/21/2023 (Canada)	(887)	(19,033)
Total Puts (Premiums received $16,345)		$(19,033)
Total Written Options (Premiums received $19,948)		$(20,365)

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar
CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SOFR	Secured Overnight Financing Rate
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of March 31, 2023.

(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $175,941,850, which represents 13.4% of the fund's net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2023, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Neo Ivy Capital Fund, LP. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

	Investment Strategy	Date of Acquisition	Cost	Value
US Common Stocks
Artemis Strategic Inv Corp.		09/30/21	46	$62,867
Swiftmerge Acquisition Corp.		12/15/21	21	57,266
				120,133
Foreign Common Stocks
Heliostar Metals, Ltd.		03/07/23	42,139	75,768
Osisko Green Acquisition Corp.		10/19/21	88,871	89,678
Somerset Energy Partners Corp.		04/08/22	31,072	28,901
Sucro Holdings LLC		04/25/22	104,259	107,986
				302,333
Warrants
Esports Technologies, Inc.		11/18/21	—	6,537
Gryphon Digital Mining, Inc.		07/28/21	—	152
Osisko Green Acquisition Ltd.		10/19/21	15,625	2,185
Royal Helium, Ltd.		12/30/22	—	210,388
Somerset Energy Partners Corp.		04/08/22	—	841
Swiftmerge Acquisition Corp.		12/15/21	9,258	1,131
				221,234
Convertible Bonds
Synaptive Medical, Inc		11/29/21	120,000	120,000

Corporate Bonds
Royal Helium, Ltd.		12/30/22	295,421	398,431

Private Investment Funds
Bellus Ventures II LP	California Carbon Allowances	08/01/21-10/01/21	25,396,384	27,587,169
Eversept Global Healthcare Fund LP	Long-Short Global Healthcare	02/01/19	24,756,730	34,845,575
Farallon Capital Institutional Partners LP	Multi-Strategy	01/01/13	752,082	938,531
Helikon Long Short Equity Fund ICAV	Long-Short European	12/01/20-01/01/21	12,893,489	21,164,216
Honeycomb Partners LP	Long-Short Global	08/01/16-07/01/17	18,470,744	27,793,754
Neo Ivy Capital Fund LP	Relative Value	05/01/19	10,500,000	9,657,363
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	18,319,440
QVT Roviant LP	Multi-Strategy	01/05/16	2,314,867	4,905,378
Voloridge Fund LP	Directional	04/01/20-01/01/2023	23,000,000	25,888,111
				171,099,537
Preferred Stocks
Esports Technology, Inc.		11/18/21	563,000	563,000
Synaptive Medical, Inc., Class B		02/03/20	129,999	185,712
				748,712
Disputed Claims Receipt
AMR Corp.		12/09/13	—	—

Total (13.1% of Net Assets)				$173,010,380

(f)	Security or a portion thereof was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $60,051,155; the total market value of collateral held by the Fund was $62,883,737. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $50,491,795.
(g)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At March 31, 2023 the aggregate value of these securities was $1,468,0831, which represents 1.1% of net assets.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2023

(i)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2023. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Current yield as of March 31, 2023.
(k)	Represents a security purchased with cash collateral received for securities on loan.

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2023

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2023, TIP consisted of one mutual fund, TIFF Multi-Asset Fund ("MAF" or the "fund") which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIFF Advisory Services, Inc. (“TAS”) Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of March 31, 2023, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$569,356,974	$307,933,632	$929,154	$878,219,760
Participation Notes	—	1,936,362	—	1,936,362
Rights	—	202,121	—	202,121
Warrants+	154,672	423,904	3,178	581,754
Corporate Bonds	—	2,381,077	—	2,381,077
Convertible Bonds	—	—	120,000	120,000
US Treasury Bonds/Notes	—	66,621,730	—	66,621,730
Exchange-Traded Funds and Mutual Funds	56,275,508	—	—	56,275,508
Private Investment Funds	—	—	171,099,537	171,099,537
Preferred Stocks*	—	4,625,169	748,712	5,373,881
Disputed Claims Receipt+	—	—	—	—
Purchased Options	1,374,823	—	—	1,374,823
Short-Term Investments	—	214,171,769	—	214,171,769
Unaffiliated Investment Company	12,391,942	—	—	12,391,942
Total Investments in Securities	639,553,919	598,295,764	172,900,581	1,410,750,264
Financial Futures Contracts - Interest Rate Risk	888,556	—	—	888,556
Financial Futures Contracts - Equity Risk	5,851,281	—	—	5,851,281
Financial Futures Contracts - Foreign Currency Risk	1,198,952	—	—	1,198,952
Forward Currency Contracts - Foreign Currency Risk	—	131,301	—	131,301
Total Return Equity Swap Contracts - Equity Risk	—	1,378,455	—	1,378,455
Total Other Financial Instruments	7,938,789	1,509,756	—	9,448,545
Total Assets	$647,492,708	$599,805,520	$172,900,581	$1,420,198,809
Liabilities
Common Stocks Sold Short*	(107,083,251)	(44,333,626)	—	(151,416,877)
Corporate Bonds	—	(606,449)	—	(606,449)
US Treasury Bonds/Notes Sold Short	—	(875)	—	(875)
Total Securities Sold Short	(107,083,251)	(44,940,950)	—	(152,024,201)
Financial Futures Contracts - Equity Risk	(5,206,983)	—	—	(5,206,983)
Forward Currency Contracts - Foreign Currency Risk	—	(1,334,903)	—	(1,334,903)
Total Return Equity Swap Contracts - Equity Risk	—	(1,748,413)	—	(1,748,413)
Written Options - Equity Risk	(20,365)	—	—	(20,365)
Total Other Financial Instruments	(5,227,348)	(3,083,316)	—	(8,310,664)
Total Liabilities	$(112,310,599)	$(48,024,266)	$—	$(160,334,865)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31,2023	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/23 for the period ended 3/31/2023
Common Stocks*	682,839	—	204,176	42,139	—	—	—	929,154	204,176
Warrants	6,153	—	(2,975)	—	—	—	—	3,178	(2,975)
Private Investment Funds	169,464,432	992,799	5,489,959	8,000,000	(12,847,653)	—	—	171,099,537	5,616,265
Preferred Stocks	748,712	—	—	—	—	—	—	748,712	—
Disputed Claims Receipt*	—	—	—	—	—	—	—	—	—
Corporate Bonds	295,421	—	103,010	—	—	—	(398,431)	—	—
Convertible Bonds	120,000	—	—	—	—	—	—	120,000	—
Total	$171,317,557	$992,799	$5,794,170	$8,042,139	$(12,847,653)	$—	$(398,431)	$172,900,581	$5,817,466

*There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.

The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt and Convertible Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2023	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$716,499	Last market price	Discount(%)	20% - 100%	65.97%
	136,887	Recent transaction price	Recent transaction price	$0.30 – $15.25	$12.09
	75,768	Last market price plus Black-Scholes pricing model	Discount (%) and Volatility	8.3% / 35%	8.3% / 35%
Warrants	3,178	Black- Scholes pricing model	Volatility	35%	35%
Private Investment Funds	171,099,537	Adjusted net asset value	Manager estimated returns	(6.81)% - 4.25%	(0.85)%
			Manager returns**	(7.63)% - 5.01%	0.68%
Preferred Stocks	748,712	Recent transaction price	Recent transaction price	$2.50 -$28.00	$21.67
Disputed Claims Receipt	—	Corporate Action Model	Future claim awards	0.00%	0.00%
Convertible Bonds	120,000	Recent transaction price	Recent transaction price	$100.00	$100.00

* Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended March 31, 2023. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2023. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$27,587,169	quarterly	90 days
Multi-Strategy (b)	5,843,909	illiquid	N/A
Long-Short Global Healthcare (c)	34,845,575	quarterly	45 days
Long-Short European (d)	21,164,216	monthly	60 days
Long-Short Global (e)	27,793,754	quarterly	60 days
Relative Value (f)	9,657,363	daily	7 days
China Credit (g)	18,319,440	monthly	45 days
Directional (h)	25,888,111	monthly	30 days
Total	$171,099,537

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.
(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $5,843,909 of redemption residuals.
(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.
(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.
(e)	This strategy is primarily comprised of long and short positions in global common stocks.
(f)	This strategy is primarily comprised of long and short positions in US large-cap common stocks selected using artificial intelligence.
(g)	This strategy is primarily comprised of Chinese convertible bonds.
(h)	This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4. Derivative and Other Financial Instruments

During the period ended March 31, 2023, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained three total return swap contracts to gain exposure to the total return of broad indices.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of March 31, 2023. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of March 31, 2023, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$1,118,769	0.11%	$256,054	0.03%	$—	—%	$1,374,823
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	336,810	0.02%	—	—%	336,810
Total Return Basket Swap Contracts	Unrealized appreciation on swap contracts	—	—%	1,041,645	0.04%	—	—%	1,041,645
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	131,301	0.05%	—	—%	—	—%	131,301
Financial Futures Contracts	Due from broker for futures variation margin**	1,198,952	0.05%	5,851,281	0.31%	888,556	0.04%	7,938,789
Total Value - Assets		$2,449,022		$7,485,790		$888,556		$10,823,368
Liability Derivatives
Written Options	Written option, at value	$—	—%	$(20,365)	0.00%	$—	—%	$(20,365)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(1,748,413)	0.07%	—	—%	(1,748,413)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(1,334,903)	0.10%	—	—%	—	—%	(1,334,903)
Financial Futures Contracts	Due to broker for futures variation margin**	—	—%	(5,206,983)	0.46%	—	—%	(5,206,983)
Total Value - Liabilities		$(1,334,903)		$(6,975,761)		$—		$(8,310,664)

* The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2022 to and including March 31, 2023, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these two percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through March 31, 2023.

5. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2023, has been estimated since the final tax characteristic cannot be determined until fiscal year end.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$145,344,022	$(244,877,780)	$(99,533,758)	$1,456,501,810

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2023.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of March 31, 2023:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$154,014,185	$—	$(154,014,185)	$—
Total	$154,014,185	$—	$(154,014,185)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.